Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Trading Symbol	NVLT
Entity Registrant Name	NOVELOS THERAPEUTICS, INC.
Entity Central Index Key	0001279704
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
CURRENT ASSETS:
Cash and cash equivalents	$ 1,590,755	$ 673,739	$ 980,125	$ 1,030,942	$ 2,372,951	$ 8,769,529
Restricted cash	55,000	555,000	555,000
Prepaid expenses and other current assets	303,633	51,042	69,626	28,042	63,526	102,923
Deferred issuance costs	159,300		99,461	28,500
Total current assets	2,108,688	1,279,781	1,704,212	1,087,484	2,436,477	8,872,452
FIXED ASSETS, NET	3,183,603	3,510,489	4,088,951	6,515	8,755	44,097
INTANGIBLE ASSETS			19,671
DEPOSITS				15,350	15,350	15,350
EXCESS PURCHASE PRICE OVER NET ASSETS ACQUIRED	1,675,462
OTHER ASSETS	27,222	11,872	11,872
TOTAL ASSETS	6,994,975	4,802,142	5,824,706	1,109,349	2,460,582	8,931,899
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	441,653	392,881	715,588	250,008	565,723	3,299,217
Accrued interest		305,049
Accrued compensation						245,711
Accrued dividends						2,902,963
Derivative liability	77,967			162,760	288,250	10,486,594
Notes payable, current portion		204,802	190,789
Deferred revenue - current				33,333	33,333	33,333
Capital lease obligations, current portion	2,197	2,085	1,944
Total current liabilities	521,817	904,817	908,321	446,101	887,306	16,967,818
LONG-TERM LIABILITIES:
Convertible debt (Note 7)		2,720,985
Notes payable, net of current portion	450,000	920,941	675,743
Deferred rent	121,394	115,311	105,338
Capital lease obligations, net of current portion	4,665	6,326	8,411
Total long-term liabilities	576,059	3,763,563	789,492
DEFERRED REVENUE - NONCURRENT				358,333	366,667	400,000
COMMITMENTS AND CONTINGENCIES
REDEEMABLE PREFERRED STOCK:
Series E convertible preferred stock, $0.00001 par value; 735 shares designated, 0 and 548.26078125 shares issued and outstanding at December 31, 2010 and 2009, respectively (see Note 6)						18,459,619
STOCKHOLDERS' EQUITY (DEFICIENCY):
Preferred stock
Common Stock	268	128	128	30	30	5
Additional paid-in capital	35,411,337	24,178,638	23,611,506	75,291,653	75,183,275	49,176,545
Deficit accumulated during the development stage	(29,514,506)	(24,045,004)	(19,484,741)
Accumulated deficit				(74,986,768)	(73,976,696)	(76,072,088)
Total stockholders' equity (deficiency)	5,897,099	133,762	4,126,893	304,915	1,206,609	(26,895,538)
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 6,994,975	$ 4,802,142	$ 5,824,706	$ 1,109,349	$ 2,460,582	$ 8,931,899

BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
Series E convertible preferred stock, par value					$ 0.00001	$ 0.00001
Series E convertible preferred stock, shares designated					735	735
Series E convertible preferred stock, shares issued					0	548.26078125
Series E convertible preferred stock, shares outstanding					0	548.26078125
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	7,000	7,000	7,000		7,000	7,000
Preferred Stock, shares designated					272	272
Preferred Stock, issued	0	0	0		0	204
Preferred stock, outstanding	0	0	0		0	204
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Common stock, shares issued	26,826,157	12,820,102	12,820,102	2,959,871	2,959,914	455,281
Common stock, shares outstanding	26,826,157	12,820,102	12,820,102	2,959,871	2,959,914	455,281

STATEMENTS OF OPERATIONS (USD $)	9 Months Ended		12 Months Ended		99 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2011 Pre Acquisition	Mar. 31, 2010 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
REVENUES						$ 8,333	$ 8,333	$ 33,334	$ 33,334
COSTS AND EXPENSES:
Research and development	2,445,429	2,616,834	2,984,207	4,351,983	17,205,959	532,686	1,910,889	2,997,984	8,080,242
General and administrative	1,827,510	1,014,094	1,156,549	1,824,302	6,970,179	611,877	644,763	2,486,032	2,182,253
Merger costs	746,207		52,925		52,925
Total costs and expenses	5,019,146	3,630,928	4,193,681	6,176,285	24,229,063	1,144,563	2,555,652	5,484,016	10,262,495
LOSS FROM OPERATIONS	(5,019,146)	(3,630,928)	(4,193,681)	(6,176,285)	(24,229,063)	(1,136,230)	(2,547,319)	(5,450,682)	(10,229,161)
OTHER INCOME (EXPENSE):
Interest income						668		2,421	1,013
Grant income	44,479		200,000		200,000			244,479	62,980
(Gain) loss on derivative warrants	(66,820)					125,490	7,897,441	8,118,174	(12,114,371)
Liquidated damages (see Note 6)								(819,000)
Interest expense, net	(428,015)	(467,495)	(566,156)	(43,588)	(17,102)
Miscellaneous									6,233
Other income			(426)		1,161
Total other income (expense)	(450,356)	(467,495)	(366,582)	(43,588)	184,059	126,158	7,897,441	7,546,074	(12,044,145)
NET INCOME (LOSS)	(5,469,502)	(4,098,423)	(4,560,263)	(6,219,873)	(24,045,004)	(1,010,072)	5,350,122	2,095,392	(22,273,306)
PREFERRED STOCK DIVIDENDS							(656,635)	(2,207,827)	(3,296,289)
PREFERRED STOCK DEEMED DIVIDENDS								(12,541,201)	(714,031)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS						$ (1,010,072)	$ 4,693,487	$ (12,653,636)	$ (26,283,626)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$ (0.25)	$ (0.32)	$ (0.36)	$ (0.49)	$ (2.53)			$ (15.36)	$ (80.57)
BASIC NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						$ (0.34)	$ 8.99
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	21,847,984	12,820,102	12,820,102	12,820,102	9,513,115			823,933	326,209
SHARES USED IN COMPUTING BASIC NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						2,959,871	522,350
DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						$ (0.34)	$ 3.41
SHARES USED IN COMPUTING DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE						2,959,871	881,861

STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total USD ( $)	Pre Acquisition USD ( $)	Cash USD ( $)	Professional Services USD ( $)	licensed technology USD ( $)	Convertible Debt USD ( $)	Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ( $)	Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ( $)	Private Placement Pre Acquisition USD ( $)	Public Offering Pre Acquisition USD ( $)	Preferred Stock and Dividend Pre Acquisition USD ( $)	Common Stock USD ( $)	Common Stock Pre Acquisition USD ( $)	Common Stock Cash USD ( $)	Common Stock Professional Services USD ( $)	Common Stock licensed technology USD ( $)	Common Stock Convertible Debt USD ( $)	Common Stock Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition	Common Stock Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ( $)	Common Stock Private Placement Pre Acquisition USD ( $)	Common Stock Public Offering Pre Acquisition USD ( $)	Common Stock Preferred Stock and Dividend Pre Acquisition USD ( $)	Additional Paid-in Capital USD ( $)	Additional Paid-in Capital Pre Acquisition USD ( $)	Additional Paid-in Capital Cash USD ( $)	Additional Paid-in Capital Professional Services USD ( $)	Additional Paid-in Capital licensed technology USD ( $)	Additional Paid-in Capital Convertible Debt USD ( $)	Additional Paid-in Capital Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ( $)	Additional Paid-in Capital Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ( $)	Additional Paid-in Capital Private Placement Pre Acquisition USD ( $)	Additional Paid-in Capital Public Offering Pre Acquisition USD ( $)	Additional Paid-in Capital Preferred Stock and Dividend Pre Acquisition USD ( $)	Deficit Accumulated During the Development Stage USD ( $)	Redeemable Preferred Stock Series D and E Convertible Preferred Stock Pre Acquisition USD ( $)	Redeemable Preferred Stock Series D and E Convertible Preferred Stock Series E Convertible Preferred Stock and Accumulated Dividends Pre Acquisition USD ( $)	Redeemable Preferred Stock Series D and E Convertible Preferred Stock Preferred Stock and Dividend Pre Acquisition USD ( $)	Series C Cumulative Convertible Preferred Stock Pre Acquisition	Series C Cumulative Convertible Preferred Stock Series C Convertible Preferred Stock and Accumulated Dividends Pre Acquisition	Series C Cumulative Convertible Preferred Stock Preferred Stock and Dividend Pre Acquisition	Accumulated Deficit Pre Acquisition USD ( $)
Beginning Balance at Nov. 06, 2002
Issuance of common stock (in shares)														6,440,123	101,220
Issuance of common stock			$ 590,269	$ 9,108										$ 64	$ 1										$ 590,205	$ 9,107
Ending Balance at Dec. 31, 2002	599,377											65											599,312
Ending Balance (in shares) at Dec. 31, 2002												6,541,343
Net income (loss)	(295,790)																																	(295,790)
Issuance of common stock (in shares)														37,958		203,483
Issuance of common stock			4,937		80,412											2									4,937		80,410
Ending Balance at Dec. 31, 2003	388,936											67											684,659											(295,790)
Ending Balance (in shares) at Dec. 31, 2003												6,782,784
Net income (loss)	(342,761)																																	(342,761)
Ending Balance at Dec. 31, 2004	46,175											67											684,659											(638,551)
Ending Balance (in shares) at Dec. 31, 2004												6,782,784
Net income (loss)	(481,837)																																	(481,837)
Issuance of common stock (in shares)														610,664
Issuance of common stock			835,868											6											835,862
Ending Balance at Dec. 31, 2005	400,206											73											1,520,521											(1,120,388)
Beginning Balance (in shares) at Dec. 31, 2005												7,393,448
Common stock repurchased (in shares)												(43,819)
Common stock repurchased	(31,667)																						(31,667)
Stock-based compensation	43,994																						43,994
Net income (loss)	(963,440)																																	(963,440)
Issuance of common stock (in shares)														2,202,179
Issuance of common stock			7,097,072											22											7,097,050
Ending Balance at Dec. 31, 2006	6,546,165											95											8,629,898											(2,083,828)
Ending Balance (in shares) at Dec. 31, 2006												9,551,808
Exercise of warrant to purchase common stock (in shares)												75,045
Exercise of warrant to purchase common stock	250,000											1											249,999
Stock-based compensation	570,392																						570,392
Net income (loss)	(5,090,325)																																	(5,090,325)
Issuance of common stock (in shares)														60,250
Issuance of common stock			250,000											1											249,999
Ending Balance at Dec. 31, 2007	2,526,232											97											9,700,288											(7,174,153)
Ending Balance (in shares) at Dec. 31, 2007												9,687,103
Stock-based compensation	477,488																						477,488
Net income (loss)	(6,090,715)																																	(6,090,715)
Issuance of common stock (in shares)														3,132,999
Issuance of common stock			12,931,562											31											12,931,531
Ending Balance at Dec. 31, 2008	9,844,567	(19,488,601)										128	3										23,109,307	40,204,549										(13,264,868)	13,904,100						(59,693,153)
Ending Balance (in shares) at Dec. 31, 2008												12,820,102	287,423																						413.5			272
Reclassification of warrants to derivative liability (see Note 2)		(998,945)																						(6,893,316)																	5,894,371
Issuance of common stock and warrants, net of issuance costs (in shares)																				89,126
Issuance of common stock and warrants, net of issuance costs									8,938,884											1											8,938,883
Exercise of warrant to purchase common stock (in shares)													3,162
Exercise of warrant to purchase common stock		1,000,962																						1,000,962
Issuance of common stock in exchange for warrants (in shares)													13,623
Issuance of common stock in exchange for warrants		1,625,760																						1,625,760
Compensation expense associated with options issued to employees		437,066																						437,066
Stock-based compensation	502,199																						502,199
Compensation expense (benefit) associated with options issued to non-employees		427,271																						427,271
Issuance of Series E redeemable convertible preferred stock and warrants, net of issuance costs of $795,469 (in shares)																																			200
Issuance of Series E redeemable convertible preferred stock and warrants, net of issuance costs of $795,469		2,907,208																						2,907,208											6,297,323
Issuance of Series E redeemable convertible preferred stock in payment of accumulated dividends																																			1,597,144
Issuance of Series E redeemable convertible preferred stock in payment of accumulated dividends(in shares)																																			31.942875
Adjustment to record the carrying value of Series E redeemable convertible preferred stock at fair value on the date of sale		125,892																						125,892											(125,892)
Fair value of the extension of expiration date of warrants		839,923																						839,923
Accretion of deemed dividend associated with the extension of expiration date of warrants		(839,923)																						(839,923)
Dividends accrued on preferred stock		(3,296,289)																						(3,296,289)
Net income (loss)	(6,219,873)	(22,273,306)																																(6,219,873)							(22,273,306)
Conversion of Convertible Securities (in shares)																		10,058	51,889																	(97.18209375)			(68)
Conversion of Convertible Securities							184,246	3,514,314											1										184,246	3,514,313						(3,213,056)
Ending Balance at Dec. 31, 2009	4,126,893	(26,895,538)										128	5										23,611,506	49,176,545										(19,484,741)	18,459,619						(76,072,088)
Ending Balance (in shares) at Dec. 31, 2009												12,820,102	455,281																						548.26078125			204
Net income (loss)		5,350,122
Ending Balance at Mar. 31, 2010
Beginning Balance at Dec. 31, 2009	4,126,893	(26,895,538)										128	5										23,611,506	49,176,545										(19,484,741)							(76,072,088)
Beginning Balance (in shares) at Dec. 31, 2009												12,820,102	455,281																									204
Exercise of stock options (in shares)													5,991
Exercise of stock options		158,567																						158,567
Issuance of common stock and warrants, net of issuance costs (in shares)																					140,056
Issuance of common stock and warrants, net of issuance costs										744,911											1											744,910
Intrinsic value of beneficial conversion feature associated with the conversion of convertible debt	213,792																						213,792
Exercise of warrant to purchase common stock (in shares)													53,478
Exercise of warrant to purchase common stock		2,584,397											1											2,584,396
Compensation expense associated with options issued to employees		586,321																						586,321
Stock-based compensation	353,340																						353,340
Compensation expense (benefit) associated with options issued to non-employees		(249,023)																						(249,023)
Fair value of warrants issued to preferred shareholders		586,050																						586,050
Accretion of deemed dividend associated with the issuance of warrants to preferred stockholders		(586,050)																						(586,050)
Fair value of incremental shares issued to preferred stockholders in connection with exchange of preferred stock for common stock		11,955,151																						11,955,151
Accretion of deemed dividend associated with the incremental shares of common stock issued in connection with the exchange of preferred stock		(11,955,151)																						(11,955,151)
Dividends accrued on preferred stock		(2,207,827)																						(2,207,827)
Net income (loss)	(4,560,263)	2,095,392																																(4,560,263)							2,095,392
Conversion of Convertible Securities (in shares)																			76,770			2,228,338														(139.99673625)	(408.264045)			(204)
Conversion of Convertible Securities								5,324,518			19,064,891								1			22								5,324,517			19,064,869			(4,689,593)	(13,770,026)
Ending Balance at Dec. 31, 2010	133,762	1,206,609											30										24,178,638	75,183,275										(24,045,004)							(73,976,696)
Ending Balance (in shares) at Dec. 31, 2010													2,959,914
Net income (loss)		(1,010,072)
Ending Balance at Mar. 31, 2011		304,915
Beginning Balance at Dec. 31, 2010	133,762											128											24,178,638											(24,045,004)
Beginning Balance (in shares) at Dec. 31, 2010												12,820,102
Issuance of common stock in a business combination (in shares)												2,959,871
Issuance of common stock in a business combination	2,219,903											30											2,219,873
Cash paid in lieu of fractional shares in a business combination, (in shares)												(41)
Cash paid in lieu of fractional shares in a business combination	(145)																						(145)
Issuance of common stock and warrants, net of issuance costs (in shares)												6,846,537
Issuance of common stock and warrants, net of issuance costs	4,866,406											68											4,866,338
Intrinsic value of beneficial conversion feature associated with the conversion of convertible debt	257,973																						257,973
Exercise of warrant to purchase common stock (in shares)												18,153
Exercise of warrant to purchase common stock	48,339																						48,339
Stock-based compensation	655,656																						655,656
Net income (loss)	(5,469,502)																																	(5,469,502)
Conversion of Convertible Securities (in shares)																	4,181,535
Conversion of Convertible Securities						3,184,707											42											3,184,665
Ending Balance at Sep. 30, 2011	$ 5,897,099											$ 268											$ 35,411,337											$ (29,514,506)
Ending Balance (in shares) at Sep. 30, 2011												26,826,157

STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (Pre Acquisition, USD $)	12 Months Ended
	Dec. 31, 2009 Series E redeemable convertible preferred stock	Dec. 31, 2009 Private Placement	Dec. 31, 2010 Public Offering
Issuance costs	$ 795,469	$ 61,116	$ 250,862

STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		99 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2011 Pre Acquisition	Mar. 31, 2010 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,469,502)	$ (4,098,423)	$ (4,560,263)	$ (6,219,873)	$ (24,045,004)	$ (1,010,072)	$ 5,350,122	$ 2,095,392	$ (22,273,306)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	439,587	435,917	580,114	576,745	1,831,197	2,240	27,290	35,342	32,354
Stock-based compensation	655,656	331,186	353,340	502,199	1,947,413	108,378	(97,479)	337,298	864,337
Intrinsic value of beneficial conversion feature associated with convertible debt	257,973	213,792	213,792		213,792
Issuance of stock for technology and services					89,520
Impairment of intangible assets		19,671	19,671		19,671
Loss on disposal of fixed assets	6,009			1,607	30,468
(Gain) loss on derivative warrants	66,820					(125,490)	(7,897,441)	(8,118,174)	12,114,371
Non-cash settlement of liquidated damages								819,000
Changes in:
Prepaid expenses and other current assets	(224,548)	20,614	18,584	23,152	(62,914)	35,483	(47,574)	39,397	26,862
Accounts payable and accrued liabilities	(331,357)	(419,634)	(322,707)	278,131	392,881	(315,715)	(403,760)	(2,733,494)	(1,354,695)
Accrued interest	158,672	222,748	305,049		305,049
Accrued compensation							(238,022)	(245,711)	5,072
Deferred rent	6,083	4,765	9,973	62,789	115,311
Deferred revenue						(8,333)	(8,333)	(33,333)	(33,333)
Cash used in operating activities	(4,434,607)	(3,269,364)	(3,382,447)	(4,775,250)	(19,162,616)	(1,313,509)	(3,315,197)	(7,804,283)	(10,618,338)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets	(112,195)		(1,652)	(143,347)	(5,368,181)				(18,000)
Proceeds from sale of fixed assets					7,000
Purchases of short-term certificates of deposit					(5,500,730)
Proceeds from short-term certificates of deposit					5,500,730
Change in restricted cash	500,000				(555,000)
Payment for intangible assets					(19,671)
Cash provided by (used in) investing activities	1,293,454		(1,652)	(143,347)	(5,935,852)				(18,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes		2,720,985	2,720,985		2,720,985
Proceeds from long-term obligations			450,000		1,677,945
Payments on long-term obligations	(675,743)	(141,794)	(190,789)	(177,807)	(552,201)
Payments on capital lease obligations	(1,549)	(1,446)	(1,944)	(619)	(2,563)
Proceeds from issuance of common stock, net of issuance costs	4,866,406				21,709,708			1,249,138	8,938,884
Proceeds from exercise of warrant					250,000
Proceeds from issuance of Series E convertible preferred stock and warrants, net									9,204,531
Repurchase of common stock					(31,667)
Cash paid in lieu of fractional shares in a business combination	(145)
Change in deferred issuance costs/financing costs	(130,800)	99,461	99,461	(99,461)		(28,500)
Proceeds from exercise of stock options							157,400	158,567
Cash provided by (used in) financing activities	4,058,169	2,677,206	3,077,713	(277,887)	25,772,207	(28,500)	157,400	1,407,705	18,143,415
INCREASE (DECREASE) IN CASH AND EQUIVALENTS	917,016	(592,158)	(306,386)	(5,196,484)	673,739	(1,342,009)	(3,157,797)	(6,396,578)	7,507,077
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	673,739	980,125	980,125	6,176,609		2,372,951	8,769,529	8,769,529	1,262,452
CASH AND EQUIVALENTS AT END OF PERIOD	1,590,755	387,967	673,739	980,125	673,739	1,030,942	5,611,732	2,372,951	8,769,529
SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES
Interest paid	13,716	42,888	55,454	68,436	194,973
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	48,339						2,584,397
Issuance of common stock upon conversion of notes payable and accrued interest	3,184,707
Carrying value of redeemable preferred stock converted into common stock							4,689,593
Fair value of assets acquired in exchange for securities in a business combination	78,407
Fair value of liabilities assumed in exchange for securities in a business combination	(439,615)
Excess of purchase price over net assets acquired in a business combination	1,675,462
Fair value of common stock issued in exchange for tender of derivative warrants									1,625,760
Exchange of Series D for Series E preferred stock									13,904,100
Relative fair value of warrants issued to stockholders								$ 504,227	$ 4,835,727

NATURE OF BUSINESS, BASIS OF PRESENTATION	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
NATURE OF BUSINESS, BASIS OF PRESENTATION
1.	NATURE OF BUSINESS, BASIS OF PRESENTATION

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a biopharmaceutical company developing compounds for the treatment of cancer.

On April 8, 2011, the Company entered into a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers (the “Acquisition”, see Note 10).  Immediately prior to the Acquisition, the Company completed a 1-for-153 reverse split of its common stock (the “Reverse Split”). The Company then issued to the former shareholders of Cellectar 17,001,596 shares of its common stock as consideration for the Acquisition, which shares constituted approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition.  Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock (in each case after giving effect to the Reverse Split) for gross proceeds of approximately  $5,135,000.  As a result of the Acquisition, the Company is implementing a revised business plan focused on the development of the Cellectar compounds.  Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended.

The Reverse Split reduced the number of outstanding shares of Common Stock from 452,866,983 shares to 2,959,871 shares. On the Company's balance sheet, the aggregate par value of the issued common stock was reduced by reclassifying the par value amount of the eliminated shares of common stock to additional paid-in capital. All per share amounts and outstanding shares, including all common stock equivalents, stock options and warrants, have been retroactively restated in these financial statements and notes for all periods presented to reflect the Reverse Split. Additionally, the number of authorized shares of common stock disclosed on the balance sheet has been reduced to 150,000,000 from 750,000,000 to reflect the reduction in authorized shares of common stock that became effective concurrent with the Reverse Split.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein represent the historical financial information of Novelos, prior to the Acquisition.

The Company is subject to a number of risks similar to those of other small biopharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

On February 24, 2010, the Company announced that its Phase 3 clinical trial for NOV-002 in non-small cell lung cancer (“NSCLC”) (the “Phase 3 Trial”) did not meet its primary endpoint of a statistically significant increase in median overall survival. Following evaluation of the detailed trial data, on March 18, 2010, the Company announced that the secondary endpoints had also not been met in the Phase 3 Trial and that it had discontinued development of NOV-002 for NSCLC in combination with first-line paclitaxel and carboplatin chemotherapy.

These financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has generated insignificant revenues and has incurred operating losses since inception in devoting substantially all of its efforts toward research and development. The Company expects that it will continue to generate operating losses for the foreseeable future.  The Company believes that its cash on hand at March 31, 2011, plus the proceeds from the private placement completed in connection with the Acquisition, is adequate to fund operations into the fourth quarter of 2011.  The Company’s ability to execute its operating plan beyond that time depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise.  The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.

The accompanying unaudited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for the fair presentation of these financial statements have been included. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Interim results are not necessarily indicative of results to be expected for other quarterly periods or for the entire year ending December 31, 2011. These unaudited financial statements should be read in conjunction with the audited financial statements and related notes thereto included in the Company’s latest annual report for the year ended December 31, 2010 on Form 10-K, which was filed with the Securities and Exchange Commission (“SEC”) on April 14, 2011. The report from the Company’s independent registered public accounting firm dated April 11, 2011 and included with its annual report on Form 10-K indicated that factors exist that raised substantial doubt about the Company’s ability to continue as a going concern.

Comprehensive Income (Loss) – The Company had no components of comprehensive income (loss) other than the net income (loss) in all periods presented.

Derivative Instruments – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”), are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants.  The number of shares issuable under such warrants was 105,042 at March 31, 2011.  The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity.  At March 31, 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.

1. NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a pharmaceutical company developing compounds for the treatment of cancer. On April 8, 2011, Novelos completed a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers, and Cell Acquisition Corp. (the “Merger Subsidiary”), a Wisconsin corporation and a wholly owned subsidiary of Novelos. Pursuant to the transaction Cellectar was merged into the Merger Subsidiary (the “Acquisition”, see Note 4). References in these financial statements and notes to “Cellectar” relate to the activities and financial information of Cellectar prior to the Acquisition, references to “Novelos” relate to the activities and financial information of Novelos prior to the Acquisition and references to “the Company” or “we” or “us” or “our” relate to the activities and obligations of the combined Company following the Acquisition.

Immediately prior to the Acquisition, Novelos completed a 1-for-153 reverse split of its common stock (the “Reverse Split”).  Novelos then issued to the shareholders of Cellectar at that date 17,001,596 shares of its common stock as consideration for the Acquisition, representing a ratio of 0.8435 shares of Novelos common stock in exchange for one share of Cellectar common stock (the “Exchange Ratio”) as set forth in the Agreement and Plan of Merger (the “Merger Agreement”) dated April 8, 2011.  The shares issued to Cellectar shareholders in the Acquisition constituted approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition.  Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock for gross proceeds of approximately  $5,135,000.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein as of and for the twelve months ended December 31, 2010 and 2009 represent the historical financial information of Cellectar, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio. On April, 8, 2011, Cellectar was merged into the Merger Subsidiary a wholly owned subsidiary of Novelos; as such, the financial statements presented herein as of and for the nine months ended September 30, 2011 include the historical results of Cellectar from January 1, 2011 through April 8, 2011, except for the capital structure which represents the historical amounts of Cellectar, retroactively adjusted to reflect the legal capital structure of Novelos by applying the Exchange Ratio, and include the consolidated results of the combined company from April 9, 2011 through September 30, 2011.  All per-share amounts and outstanding shares, including all common stock equivalents, and stock options, have been retroactively restated in these financial statements and notes for all periods presented to reflect the capital structure of Novelos by applying the Exchange Ratio.  The cumulative capital activity from the date of inception (November 7, 2002) up to the closing of the Acquisition, as presented in the accompanying statement of stockholders’ equity, equals 17,001,596 shares of common stock, which represents the equity interests the legal parent (Novelos) issued to effect the Acquisition. The number of authorized shares of common stock disclosed on the balance sheet (150,000,000) represents the number of authorized shares of Novelos common stock following the Acquisition.  Additionally, on the accompanying balance sheets as of December 31, 2010 and 2009 and statements of stockholders’ equity for the period from inception (November 7, 2002) to December 31, 2010 the aggregate par value of the issued common stock was reduced to reflect the  $0.00001 par value of Novelos common stock associated with the shares of Cellectar common stock adjusted for the Exchange Ratio and the difference was reclassified to additional paid-in capital.

As a result of the Acquisition, the Company has implemented a revised business plan focused on the development of the Cellectar compounds.  Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended.  The Company is conducting its operations from Cellectar’s headquarters in Madison, WI and the Company’s executive offices are in Newton, MA.

The Company is subject to a number of risks similar to those of other small pharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

The accompanying financial statements have been prepared on a basis that assumes that the Company will continue as a going concern and that contemplates the continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Cellectar has incurred losses since inception in devoting substantially all of its efforts toward research and development and has an accumulated deficit of  $24,045,004 at December 31, 2010. During the year ended December 31, 2010, Cellectar generated a net loss of  $4,560,263 and the Company expects that it will continue to generate operating losses for the foreseeable future.  The Company believes that its cash on hand following the Acquisition, plus the proceeds from the private placement completed in connection with the Acquisition, is adequate to fund operations until the end of 2011.  The Company’s ability to execute its operating plan beyond that time depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise.  The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

1. NATURE OF BUSINESS, ORGANIZATION AND GOING CONCERN

Novelos Therapeutics, Inc. (“Novelos” or the “Company”) is a biopharmaceutical company developing compounds for the treatment of cancer.

On April 8, 2011, the Company entered into a business combination with Cellectar, Inc. (“Cellectar”), a privately held Wisconsin corporation that designed and developed products to detect, treat and monitor a wide variety of human cancers (the “Acquisition”, see Note 12). Immediately prior to the Acquisition, the Company completed a 1-for-153 reverse split of its common stock (the “Reverse Split”). The Company then issued 17,001,596 shares of its common stock to the former shareholders of Cellectar as consideration for the Acquisition, constituting approximately 85% of Novelos’ outstanding common stock after giving effect to the Acquisition. Upon the closing of the Acquisition, the Company completed the private placement of 6,846,537 shares of its common stock and warrants to purchase an additional 6,846,537 shares of its common stock (in each case after giving effect to the Reverse Split) for gross proceeds of approximately  $5,135,000. As a result of the Acquisition, the Company is implementing a revised business plan focused on the development of the Cellectar compounds. Development of Novelos’ other compounds (NOV-002 and NOV-205) has been suspended. The Company will conduct its operations from Cellectar’s headquarters in Madison, WI and the Company’s executive offices will remain in Newton, MA.

The Reverse Split reduced the number of outstanding shares of Common Stock from 452,866,983 shares to 2,959,914 (2,959,871 after the cash settlement of fractional shares). On the accompanying balance sheet, the aggregate par value of the issued common stock was reduced by reclassifying the par value amount of the eliminated shares of common stock to additional paid-in capital. All per share amounts and outstanding shares, including all common stock equivalents, stock options and warrants, have been retroactively restated in these financial statements and notes for all periods presented to reflect the Reverse Split. Additionally, the number of authorized shares of common stock disclosed on the balance sheet has been reduced to 150,000,000 from 750,000,000 to reflect the reduction in authorized shares of common stock that became effective concurrent with the Reverse Split.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the acquirer for accounting and financial reporting purposes. The financial statements presented herein represent the historical financial information of Novelos, prior to the acquisition.

The Company is subject to a number of risks similar to those of other small biopharmaceutical companies. Principal among these risks are dependence on key individuals, competition from substitute products and larger companies, the successful development and marketing of its products in a highly regulated environment and the need to obtain additional financing necessary to fund future operations.

On February 24, 2010, the Company announced that its Phase 3 clinical trial for NOV-002 in non-small cell lung cancer (the “Phase 3 Trial”) did not meet its primary endpoint of a statistically significant increase in median overall survival. Following evaluation of the detailed trial data, on March 18, 2010, the Company announced that the secondary endpoints had also not been met in the Phase 3 Trial and that it had discontinued development of NOV-002 for NSCLC in combination with first-line paclitaxel and carboplatin chemotherapy.

These financial statements have been prepared on the basis that the Company will continue as a going concern. The Company has generated insignificant revenues and has incurred operating losses since inception in devoting substantially all of its efforts toward research and development. The Company expects that it will continue to generate operating losses for the foreseeable future. The Company believes that its cash on hand at December 31, 2010, plus the proceeds from the private placement completed in connection with the Acquisition, is adequate to fund operations into the fourth quarter of 2011. The Company’s ability to execute its operating plan beyond the fourth quarter of 2011 depends on its ability to obtain additional funding via the sale of equity and/or debt securities, a strategic transaction or otherwise. The Company plans to continue to actively pursue financing alternatives, but there can be no assurance that it will obtain the necessary funding.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements reflect the application of certain accounting policies, as described in this note and elsewhere in the accompanying notes to the financial statements.  The unaudited financial statements as of and for the nine months ended September 30, 2011 are presented on a consolidated basis to reflect the Acquisition described in Note 4.

The accompanying consolidated unaudited September 30, 2011 balance sheet, the statements of operations and cash flows for the nine months ended September 30, 2011 and 2010, and the statements of stockholders’ equity for the nine months ended September 30, 2011 and the related interim information contained within the notes to the financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and the notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, the unaudited interim financial statements reflect all adjustments, consisting of normal and recurring adjustments, necessary for the fair presentation of the Company’s financial position at September 30, 2011 and results of its operations and its cash flows for the nine months ended September 30, 2011 and 2010 and the period from November 7, 2002 (inception) to September 30, 2011. The results for the nine months ended September 30, 2011 are not necessarily indicative of future results.

Development Stage Company — Cellectar has been in the development stage since its inception.  The primary activities since inception have been organizational activities, research and development and raising capital.  No significant revenues have been generated from planned principal operations.  As of September 30, 2011 and December 31, 2010 and 2009 the Company continues to be in the development stage.

The summary unaudited condensed statement of operations for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2011 is as follows:

COSTS AND EXPENSES:
Research and development	$19,651,388
General and administrative	8,797,688
Merger costs	799,133
Total costs and expenses	29,248,209

LOSS FROM OPERATIONS	(29,248,209)

OTHER EXPENSE, NET	(266,297)

NET LOSS	$(29,514,506)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	$(2.80)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE	10,549,244

The summary unaudited condensed statement of cash flow for the cumulative development-stage period from November 7, 2002 (date of inception) through September 30, 2011 is as follows:

Net loss	$(29,514,506)
Adjustments to reconcile net loss to cash used in operating activities	5,558,106
Changes in working capital	359,177
Cash used in operating activities	(23,597,223)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets, net of $7,000 proceeds from sale of fixed assets	(5,473,376)
Change in restricted cash	(55,000)
Payment for intangible assets	(19,671)
Cash used in investing activities	(4,642,398)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants, net of issuance costs, repurchase of common stock, and cash paid in lieu of fractional shares in a business combination	26,794,302
Change in deferred issuance costs	(130,800)
Proceeds from issuance of long-term obligations	4,398,930
Payments on long-term obligations	(1,232,056)
Cash provided by financing activities	29,830,376
INCREASE IN CASH AND EQUIVALENTS	1,590,755
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	—
CASH AND EQUIVALENTS AT END OF PERIOD	$1,590,755
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	$48,339
Issuance of common stock upon the conversion of notes payable and accrued interest	$3,184,707
Fair value of assets acquired in exchange for securities in a business combination	$78,407
Fair value of liabilities assumed in exchange for securities in a business combination	$(439,615)
Excess of purchase price over net assets acquired in a business combination	$1,675,462

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, management evaluates its estimates including those related to unbilled vendor amounts and share-based compensation. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash and Cash Equivalents — All short-term investments purchased with original maturities of three months or less are considered to be cash equivalents.

Restricted Cash — Restricted cash at September 30, 2011 consists of a certificate of deposit required under the Company’s lease agreement (see Note 14).  Restricted cash at December 31, 2010 and December 31, 2009 consists of a certificate of deposit required for collateral for a promissory note with a bank (see Note 8) and a certificate of deposit required under the Company’s lease agreement (see Note 14).

Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets (5 years).  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, leasehold improvements are depreciated over 17 years (their estimated useful life) which represents the full term of the lease, including all extensions (Note 14).

Intangible Assets — Intangible assets at September 30, 2011 consist of the excess of purchase price over net assets acquired in connection with the Acquisition and will be allocated to intangibles, which could potentially include the fair value of the compounds developed prior to the Acquisition by Novelos, with the remainder allocated to goodwill once the Company completes the final allocation of purchase price (Note 4).  Intangible assets at December 31, 2009 consisted of costs incurred to obtain trademarks.  These costs were capitalized when the expense was incurred and at which time the assets were deemed to have an indefinite life.  During 2010, following a reduction in staff and suspension of research and manufacturing activities in order to reduce operating costs, it was determined that the trademarks had been impaired and the carrying value was reduced to zero.

Impairment of Long - Lived Assets — Whenever events or circumstances change, an assessment is made as to whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date.

Stock-Based Compensation — Employee stock-based compensation is accounted for in accordance with the guidance of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity.  As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

Research and Development — Research and development costs are expensed as incurred.

Income Taxes — Income taxes are accounted for using the liability method of accounting.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Management has provided a full valuation allowance against the Company’s gross deferred tax asset.  Tax positions taken or expected to be taken in the course of preparing tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual or disclosure to the financial statements as of September 30, 2011, December 31, 2010 and 2009.

Comprehensive Loss — There were no components of comprehensive loss other than net loss in all of the periods presented.

Grant Income — Cellectar received a cash grant of  $44,000 and  $200,000 for the nine-month period ended September 30, 2011 and the year ended December 31, 2010, respectively, from the U.S. Internal Revenue Service as a qualifying therapeutic discovery project credit pursuant to the Patient Protection and Affordable Care Act.  This grant has been recorded as a component of other income.

Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments , requires disclosure of the fair value of certain financial instruments. Financial instruments in the accompanying financial statements consist of cash equivalents, accounts payable, convertible debt and long-term obligations.  The carrying amount of cash equivalents, investments and accounts payable approximate their fair value due to their short-term nature.  The estimated fair value of the convertible debt, determined on an as-converted basis including conversion of accumulated unpaid interest, was approximately  $0 and  $3,264,000 at September 30, 2011 and December 31, 2010, respectively.  The carrying value of long-term obligations, including the current portion, approximates fair value because the fixed interest rate approximates current market rate of interest available in the market.

Derivative Instruments – The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks.  However, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”), are classified as liabilities.  In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments because the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants are subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of shares issuable under such warrants was 77,729 at September 30, 2011. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock.  Such financial instruments are initially recorded at fair value with subsequent changes in fair value recorded as a component of gain or loss on derivatives in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At September 30, 2011, these warrants represented the only outstanding derivative instruments issued or held by the Company.  There were no outstanding derivative instruments at December 31, 2010 or 2009.

Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions, which may exceed federally insured limits.  Excess cash is invested on an overnight basis in an investment account that is fully collateralized principally by government-backed obligations.  Cash and equivalent balances are maintained with a stable and well-capitalized financial institution.

New Accounting Pronouncements — In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements , which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the accompanying financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.  The adoption of this accounting standard did not impact the accompanying financial statements.

In December 2010, the FASB issued ASU No. 2010-29, Disclosures of Supplementary Pro Forma Information for Business Combinations, which, if comparative financial statements are presented, requires the supplemental pro forma disclosure of revenue and earnings to be presented as if the business combination had occurred at the beginning of the comparable prior annual reporting period only.  This standard also expands the supplemental pro forma disclosures required under FASB ASC Topic 850, Business Combinations , to include a description of the nature and amount of material nonrecurring pro forma adjustments directly attributable to the business combination in the reported pro forma revenue and earnings.  This standard is effective for the Company for any business combinations completed after January 1, 2011.  The Company adopted the provisions of this standard during the first quarter of 2011.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRSs.  The standard also updates requirements for measuring fair value and expands the required disclosures.  The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting.  This standard will become effective for the Company on January 1, 2012.  The Company does not expect that the adoption of this standard will have a material impact when applied prospectively on the Company’s financial statements or required disclosures.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This standard eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. The standard is intended to enhance comparability between entities that report under US GAAP and those that report under IFRS, and to provide a more consistent method of presenting non-owner transactions that affect an entity's equity. Under the ASU, an entity can elect to present items of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive, statements. Each component of net income and each component of other comprehensive income, together with totals for comprehensive income and its two parts, net income and other comprehensive income, would need to be displayed under either alternative. The statement(s) would need to be presented with equal prominence as the other primary financial statements. The ASU does not change items that constitute net income and other comprehensive income, when an item of other comprehensive income must be reclassified to net income or the earnings-per-share computation (which will continue to be based on net income). The new US GAAP requirements are effective for public entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter. Early adoption is permitted, but full retrospective application is required under the accounting standard. The Company does not expect that the adoption of this standard will have a material impact on our results of operations, cash flows, and financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350) Testing Goodwill for Impairment.  This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter.  Early adoption is permitted.  The Company does not expect the adoption of this standard will have a material impact on our results of operations, cash flows, and financial position.

Reclassifications — Certain prior-period amounts have been reclassified to conform to the current-period presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements reflect the application of certain accounting policies, as described in this note and elsewhere in the accompanying notes to the financial statements.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company’s management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities. On an on-going basis, the Company’s management evaluates its estimates including those related to unbilled research and development costs, valuation of derivatives and share-based compensation. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from those estimates under different assumptions or conditions. Changes in estimates are reflected in reported results in the period in which they become known.

Cash Equivalents — The Company considers all short-term investments purchased with original maturities of three months or less to be cash equivalents.

Fixed Assets — Property and equipment are stated at cost. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets, which range from three to five years. Leasehold improvements are depreciated over the lesser of the estimated useful lives of the assets or the remaining lease term.

Impairment of Long-Lived Assets — Whenever events or circumstances change, the Company assesses whether there has been an impairment in the value of long-lived assets by determining whether projected undiscounted cash flows generated by the applicable asset exceed its net book value as of the assessment date.  There were no impairments of the Company’s assets at the end of each period presented.

Stock-Based Compensation — The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  The Company accounts for non-employee stock-based compensation in accordance with the guidance of FASB ASC Topic 505, Equity which requires that companies recognize compensation expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered by such non-employees.

Revenue Recognition — Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed and determinable, delivery has occurred, and there is reasonable assurance of collection.  Upfront payments received in connection with technology license or collaboration agreements are recognized over the estimated term of the related agreement.  The Company has not yet received milestone or royalty payments in connection with license or collaboration agreements.

Research and Development — Research and development costs are expensed as incurred.

Income Taxes — The Company uses the liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.  Tax positions taken or expected to be taken in the course of preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority.  Tax positions deemed not to meet a more-likely-than-not threshold would be recorded as tax expense in the current year.  There were no uncertain tax positions that require accrual or disclosure to the financial statements as of December 31, 2010 and 2009.

Comprehensive Income (Loss) — The Company had no components of comprehensive income other than net income (loss) in all of the periods presented.

Fair Value of Financial Instruments — The guidance under FASB ASC Topic 825, Financial Instruments , requires disclosure of the fair value of certain financial instruments. The Company’s financial instruments consist of cash equivalents, accounts payable, accrued expenses and redeemable preferred stock. The estimated fair value of the redeemable preferred stock, determined on an as-converted basis including conversion of accumulated unpaid dividends, was  $114,780,000 at December 31, 2009. The estimated fair value of the remaining financial instruments approximates their carrying value due to their short-term nature.

Concentration of Credit Risk — Financial instruments that subject the Company to credit risk consist of cash and equivalents on deposit with financial institutions. The Company’s excess cash is on deposit in an overnight investment account that is fully collateralized by government-backed obligations.

Derivative Instruments — The Company generally does not use derivative instruments to hedge exposures to cash flow or market risks; however, starting January 1, 2009, certain warrants to purchase common stock that do not meet the requirements for classification as equity, in accordance with the Derivatives and Hedging Topic of the FASB ASC, are classified as liabilities. In such instances, net-cash settlement is assumed for financial reporting purposes, even when the terms of the underlying contracts do not provide for a net-cash settlement. These warrants are considered derivative instruments as the agreements contain “down-round” provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants is subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The number of such warrants was 91,524 at January 1, 2009, 48,489 at December 31, 2009 and 138,611 at December 31, 2010. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock. Such financial instruments are initially recorded at fair value, or relative fair value when issued with other instruments, with subsequent changes in fair value recorded as a component of gain or loss on derivatives in each reporting period. If these instruments subsequently meet the requirements for equity classification, the Company reclassifies the fair value to equity. At December 31, 2010 and 2009, these warrants represent the only outstanding derivative instruments issued or held by the Company. As a result of the significant decline in the Company’s stock price following the announcement of the results of the Phase 3 Trial, the Company recorded a gain of approximately  $8,118,000 during the year ended December 31, 2010 in connection with the revaluation of the derivative liability balance at December 31, 2010.

New Accounting Pronouncements —  In September 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards related to revenue recognition for arrangements with multiple deliverables and arrangements that include software elements (“new accounting principles”). The new accounting principles permit prospective or retrospective adoption, and the Company elected prospective adoption at the beginning of the first quarter of 2010. The adoption of the standard in 2010 had no impact on the Company’s financial statements.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements. This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements. Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s financial statements. Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

Adoption of New Accounting Principle — Effective January 1, 2009, the Company adopted the guidance of FASB ASC 815-40-15, Derivatives and Hedging , which establishes a framework for determining whether certain freestanding and embedded instruments are indexed to a company’s own stock for purposes of evaluation of the accounting for such instruments under existing accounting literature. As a result of this adoption, certain warrants that were previously determined to be indexed to the Company’s common stock upon issuance were determined not to be indexed to the Company’s common stock because they include “down-round” anti-dilution provisions whereby the number of shares for which the warrants are exercisable and/or the exercise price of the warrants is subject to change in the event of certain issuances of stock at prices below the then-effective exercise price of the warrants. The fair value of the warrants at the dates of issuance totaling  $6,893,000 was initially recorded as a component of additional paid-in capital. Upon adoption of this guidance on January 1, 2009, the Company recorded a derivative liability of  $999,000, a decrease to the opening balance of additional paid-in capital of approximately  $6,893,000 and recorded a decrease to accumulated deficit totaling approximately  $5,894,000, representing the decrease in the fair value of the warrants from the date of issuance to December 31, 2008. The increase in fair value of the warrants of approximately  $12,114,000 during the year ended December 31, 2009 and the decrease in fair value of the warrants of  $8,118,000 during the year ended December 31, 2010 have been included as a component of other income (expense) in the accompanying statement of operations. Certain of the warrants that had been recorded as a derivative liability were exchanged or exercised for shares of the Company’s common stock during the years ended December 31, 2010 and 2009. See Note 6 for a description of those transactions. The fair value of the warrants of  $288,000 and  $10,487,000 at December 31, 2010 and 2009 is included as a current liability in the accompanying balance sheet as of that date.

Reclassifications — Certain prior year amounts have been reclassified to conform to the current year presentation.

FAIR VALUES OF ASSETS AND LIABILITIES	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
FAIR VALUES OF ASSETS AND LIABILITIES
2.	FAIR VALUES OF ASSETS AND LIABILITIES

In accordance with Fair Value Measurements and Disclosures Topic of the FASB ASC, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

•	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
•
Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Input prices quoted that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$162,760	$-	$162,760

The Company uses valuation methods and assumptions that consider among others the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 5).

3.	FAIR VALUES OF ASSETS AND LIABILITIES

In accordance with Fair Value Measurements and Disclosures Topic of the FASB ASC, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

•	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
•
Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Input prices quoted that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	September 30, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$77,967	$-	$77,967

December 31, 2010
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$-	$-	$-

The Company uses the Black-Scholes option pricing model and assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 11).

4.  FAIR VALUES OF ASSETS AND LIABILITIES

In accordance with Fair Value Measurements and Disclosures Topic of the FASB ASC, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

•	Level 1: Input prices quoted in an active market for identical financial assets or liabilities.
•
Level 2: Inputs other than prices quoted in Level 1, such as prices quoted for similar financial assets and liabilities in active markets, prices for identical assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Input prices that are significant to the fair value of the financial assets or liabilities which are not observable or supported by an active market.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2010
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$288,250	$-	$288,250

	December 31, 2009
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$10,487,000	$-	$10,487,000

The Company uses valuation methods and assumptions that consider among others the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 7).

ACQUISITION	9 Months Ended
Sep. 30, 2011
ACQUISITION
4.	ACQUISITION

Merger Agreement

On April 8, 2011, Novelos acquired Cellectar through a merger with and into the Merger Subsidiary, pursuant to the merger Agreement entered into on that date.  As a result of the Acquisition, the Merger Subsidiary, which has been renamed Cellectar, Inc., owns all assets of and operates the business previously owned and operated by Cellectar.

In the Acquisition, the former stockholders of Cellectar received an aggregate number of shares of Novelos common stock constituting approximately 85% of the outstanding shares of Novelos common stock, after giving effect to the Acquisition but before giving effect to the concurrent private placement of Novelos securities described below.  Prior to the Acquisition, Novelos amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock (the “Reverse Split”) resulting in 2,959,871 shares of Novelos common stock outstanding. Novelos then issued 17,001,596 shares of Novelos common stock to the stockholders of Cellectar upon the effective date of the Acquisition.  Warrants and options to purchase Novelos common stock that were outstanding prior to the Acquisition remained outstanding following the Acquisition. These consist of warrants to purchase a total of 315,164 shares of Novelos common stock with prices ranging from  $16.07 to  $191.25 and options to purchase a total of 49,159 shares of Novelos common stock with prices ranging from  $1.53 to  $1,072.53.

XMS Capital Partners, the financial advisor to Cellectar in connection with the Acquisition, received a cash fee of  $200,000 upon the completion of the Acquisition in consideration of their services.  Rodman & Renshaw, LLC (“Rodman”), financial advisor to Novelos in connection with the Acquisition, received a cash fee of  $250,000 upon the completion of the Acquisition in consideration of their services.  These amounts were recorded as merger costs and expensed as incurred on the date of the Acquisition.  In addition to the investment banking fees, the Company also incurred an additional  $296,207 of merger-related legal and other costs during the nine months ended September 30, 2011 which were included as a component of expense in the respective period.

The Acquisition was completed principally to leverage synergies between Novelos’ strategic focus and experience in developing and funding the development of cancer drugs and Cellectar’s portfolio of cancer-targeted compounds.

Purchase Accounting

The Acquisition was accounted for using the purchase method of accounting as a reverse acquisition.  In a reverse acquisition, the post-acquisition net assets of the surviving combined company includes the historical cost basis of the net assets of the accounting acquirer (Cellectar) plus the fair value of the net assets of the accounting acquiree (Novelos).  Further, under the purchase method, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values and the excess of the purchase price over the estimated fair value of the identifiable net assets is presented as excess purchase price over net assets acquired.  The cost of acquisition and related purchase-price allocation is based on preliminary evaluation of the fair value of assets and liabilities assumed from Novelos and may change when the final valuation of certain intangible assets is determined.  The evaluation is preliminary principally due to the pending evaluation of the Company’s intangible assets.  The excess of purchase price over net assets acquired will be allocated to intangibles and goodwill once the Company completes the final allocation of purchase price.

The fair value of the consideration transferred in the Acquisition was  $2,219,903 and was calculated as the number of shares of common stock that Cellectar would have had to issue (adjusted for the Exchange Ratio) in order for Novelos shareholders to obtain a 15% equity interest in the combined Company post-acquisition, multiplied by the estimated fair value of the Company’s common stock on the acquisition date.  The estimated fair value of the Company’s common stock was based on the offering price of the common stock sold in the private placement which was both completed concurrently with and conditioned upon the closing of the Acquisition. This price was determined to be the best indication of fair value on that date since the price was based on an arm’s length negotiation with a group consisting of both new and existing investors that had been advised of the pending Acquisition and assumed similar liquidity risk as those investors holding the majority of shares being valued as purchase consideration.

The following table summarizes the Company’s preliminary estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition.

Consideration - issuance of securities	$2,219,903

Prepaid expenses and other assets	$71,892
Fixed assets	6,515
Accrued liabilities	(380,130)
Derivative liability	(59,485)
Excess of purchase price over net assets acquired	1,675,462

Total purchase price – net of cash acquired of $905,649	$1,314,254

The excess of purchase price over net assets acquired will be allocated to intangibles, which could potentially include the fair value of the compounds developed prior to the Acquisition by Novelos, with the remainder allocated to goodwill once the Company completes the final allocation of purchase price.  The estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date to estimate the fair value of assets acquired and liabilities assumed.  The Company believes that the information provides a reasonable basis for estimating the fair values of assets acquired and liabilities assumed, but the Company is waiting for additional information necessary to finalize those fair values.  Therefore, the provisional measurements of fair value reflected are subject to change and such changes may be significant.  The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable but no later than one year from the acquisition date.

FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
FIXED ASSETS
5.	FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2010	2009

Office and laboratory equipment	$2,984,375	$2,982,723
Leasehold improvements	2,317,597	2,317,597
Total fixed assets	5,301,972	5,300,320
Less accumulated depreciation and amortization	(1,791,483)	(1,211,369)
Fixed assets, net	$3,510,489	$4,088,951

During the nine months ended September 30, 2011, the change to net fixed assets consisted of an increase of approximately  $440,000 related to accumulated depreciation and amortization, purchases of equipment totaling approximately  $112,000, equipment disposals of approximately  $6,000, and approximately  $7,000 related to the fair value of fixed assets acquired as a result of the Acquisition (see Note 4).

3.  FIXED ASSETS

Fixed assets consisted of the following at December 31:

	2010	2009

Office and computer equipment	$61,907	$73,261
Computer software	43,896	43,896
Leasehold improvements	4,095	4,095
Total fixed assets	109,898	121,252
Less accumulated depreciation and amortization	(101,143)	(77,155)
Fixed assets, net	$8,755	$44,097

LICENSE AGREEMENTS	9 Months Ended
Sep. 30, 2011
LICENSE AGREEMENTS
6.	LICENSE AGREEMENTS

2003 License Agreement with the University of Michigan

In September 2003, Cellectar entered into an exclusive license agreement (the “U. Mich. Agreement”) with the Regents of the University of Michigan, (“U. Mich.”) for the development, manufacture and marketing of products under several composition of matter patents in North America which expire at varying dates in 2016.  The U. Mich. Agreement expires upon the expiration of the last covered patent.  The Company is responsible for an annual license fee of  $10,000 and is required to pay costs associated with the maintenance of the patents covered by the U. Mich. Agreement.  Additionally, the Company is required to make milestone payments of  $50,000 upon the filing of a New Drug Application (“NDA”) for a licensed product intended for use in a therapeutic or diagnostic application (such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products) and make certain milestone payments within a year following the first commercial sale of any licensed products.  The sales milestones range from  $100,000 to  $200,000, dependent upon whether the drug is for use in a therapeutic or diagnostic application, provided that if sales in the first 12 months are less than the amount of the milestone, then we are required to pay 50% of all sales until the milestone is satisfied. The milestone payments may total up to  $400,000. The U. Mich. Agreement provides that the Company pay a royalty equal to 3% of net sales of any licensed products sold by the Company or its sublicensees for such licensed products, provided however if the sublicense fee payable to the Company is between 4%-5% of net sales, then the royalties payable to U. Mich. shall be equal to 50% of the sublicense fee.  Furthermore, the U. Mich. Agreement provides for a reduction in the royalties owed by up to 50% if the Company is required to pay royalties to any third parties related to the sale of the licensed products.  If we receive any revenue in consideration for rights to the licensed technology that is not based on net sales, excluding any funded research and development, we are required to pay U. Mich. 10% of amounts received.  U. Mich. may terminate the agreement if the Company ceases operations, if the Company fails to make any required payment under the agreement, or if the Company otherwise materially breaches the agreement, subject to the applicable notice and cure periods.  To date, the Company has made all payments as they have become due, there have been no defaults under the U. Mich. Agreement, nor has the Company been notified of a default by U. Mich. The Company may terminate the agreement with six months notice to U. Mich. and the return of licensed product and related data.  The U. Mich. Agreement contained milestones that required certain development activities to be completed by specified dates. All such development milestones have either been completed or have been removed by subsequent amendment to the agreement.  U. Mich. has provided no warranties as to validity or otherwise with respect to the licensed technology.

Cellectar paid approximately  $600,  $300 and  $5,000 to U. Michigan for the reimbursement of patent maintenance fees during the nine months ended September 30, 2011 and the years ended December 31, 2010 and 2009, respectively.  As of September 30, 2011 and December 31, 2010, all annual license fees have been paid in a timely manner.

In connection with the Michigan Agreement, during 2003 Cellectar paid approximately  $54,000 of back patent costs and issued 203,483 shares of common stock to U. Michigan as partial consideration for the rights described above.  The estimated fair-market value of the issuance was  $80,412 and was recorded as a license cost and is included as a component of stockholders equity in the accompanying balance sheets.

License Agreement with Wisconsin Alumni Research Foundation

In January 2006, Cellectar entered into a license agreement (the “WARF Agreement”) with the Wisconsin Alumni Research Foundation (“WARF”) under which Cellectar received a license, with a right to grant sublicenses, to develop, manufacture, and market products with respect to certain patents.  The WARF Agreement required an initial license fee of  $8,800 and provided that Cellectar pay royalties equal to 0.3% of sales of any licensed products.  Cellectar was also required to reimburse WARF for patent filing fees and related costs.  During the years ended December 31, 2010 and 2009, there were no costs related to the patents under the WARF Agreement.  During 2010, the WARF Agreement was terminated.

Novelos License Agreements

During 2007, Novelos entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”) whereby Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau (the “Chinese Territory”). Under the terms of the agreement the Company is entitled to receive up to  $1,700,000 in future milestone payments upon the completion of development and marketing milestones by Lee’s Pharm and to receive royalty payments of between 12-25% of net sales of NOV-205 and NOV-002, as applicable, in the Chinese Territory and receive royalty payments of 12-15% of net sales of NOV-205 in the Chinese Territory. The agreement expires upon the expiration of the last patent covering any of the licensed products, or twelve years from the date of the first commercial sale in China, whichever occurs later.

During 2009, Novelos entered into a collaboration agreement (the “Collaboration Agreement”) with Mundipharma International Corporation Limited (“Mundipharma”) to develop, manufacture and commercialize, on an exclusive basis, Licensed Products (as defined in the Collaboration Agreement), including NOV-002, in Europe (other than the Russian Territory), Asia (other than the Chinese Territory) and Australia (collectively referred to as the “Mundipharma Territory”).  Mundipharma is an independent associated company of Purdue Pharma, L.P. (“Purdue”).  The Collaboration Agreement provides for Mundipharma to pay the Company royalties and fixed milestone payments based on sales and commercial launches in the licensed territories.  For countries in which patents are held, the Collaboration Agreement expires on a country-by-country basis within the Mundipharma Territory on the earlier of (1) expiration of the last applicable Novelos patent within the country or (2) the determination that any patents within the country are invalid, obvious or otherwise unenforceable.  For countries in which no patents are held, the Collaboration Agreement expires the earlier of 15 years from its effective date or upon generic product competition in the country resulting in a 20% drop in Mundipharma’s market share.  The Company may terminate the Collaboration Agreement upon breach or default by Mundipharma.  Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.

The Company has suspended development of the products covered by the collaboration agreements described above. The Company does not anticipate that the collaboration agreements will have a material effect on its results of operations, cash flows, and financial position following the Acquisition.

CONVERTIBLE DEBT	9 Months Ended
Sep. 30, 2011
CONVERTIBLE DEBT
7.	CONVERTIBLE DEBT

On January 25, 2010, Cellectar issued nine convertible promissory notes (“Convertible Notes”) in an aggregate principal amount of  $2,720,985.  The Convertible Notes provided for interest of 12% compounded annually with a maturity date of the earlier of (i) the date on which Cellectar’s cash reserves fall below  $250,000 or (ii) January 20, 2011.  Upon an event of default, as defined, the interest rate increased by 10% to 22%.  The outstanding principal balance, together with any unpaid interest, was convertible immediately, by the lender, into common stock of the Company at  $0.82987 per share (giving effect to the Exchange Ratio).  Furthermore, the Convertible Notes were subject to an automatic conversion feature equal to 70% of the per share price of a qualified financing, should the Company complete a qualified financing transaction which raises at least  $20,000,000 in proceeds to the Company.  Since the Convertible Notes were convertible into common stock at date of issuance at a per share price which was less than the estimated fair value of the Company’s common stock at that date, the Convertible Notes contained a beneficial conversion feature (“BCF”).  The estimated intrinsic value of the BCF of  $213,792 was determined as the difference between the conversion price and the estimated fair value of Cellectar common stock on the date of issuance, multiplied by the 3,278,786 shares of common stock into which the Convertible Notes were convertible at issuance. This amount was recorded as a component of interest expense on the date of issuance.  The estimated per-share fair value of Cellectar common stock was determined by management based on a number of factors including an independent valuation, which was determined to be the best indication of the fair value as of the issuance date of the Convertible Notes.  Since the conversion price was subject to adjustment in the event of a qualified transaction, as defined, the Convertible Notes also contain a contingent beneficial conversion feature (“CBCF”).  This contingency did not materialize; therefore no intrinsic value was allocated to the CBCF.  As of December 31, 2010 and 2009, principal of  $2,720,985 and  $0 was outstanding, respectively, on the Convertible Notes.

As of December 31, 2010, the Convertible Notes are classified as a long-term obligation on the accompanying balance sheets as a result of the conversion of the short-term obligation through the issuance of equity securities in connection with the Acquisition.

On January 20, 2011, the Convertible Notes matured but remained unpaid.  Following the maturity and default of the Convertible Notes, the holders of the Convertible Notes agreed that all of the outstanding notes would be automatically converted simultaneous with the completion of an acquisition and financing (the “Conversion Time”), if completed.  The amount of shares issued upon such conversion would be dependent on the amount of investment made by the note holders at the Conversion Time and were negotiated based on outstanding principal and projected accrued interest based on an assumed closing date for the acquisition and financing.  Since the number of shares to be issued upon conversion could not be determined until the Conversion Time the Convertible Notes contained a CBCF.  On April 1, 2011, Cellectar’s Board of Directors voted to accept the note holders consent to convert the Convertible Notes into 4,181,535 shares of common stock immediately prior to the Acquisition.  On April 8, 2011, immediately prior to the Acquisition, the principal and unpaid interest on the Convertible Notes was converted into the agreed total of 4,181,535 shares of common stock.  Upon conversion of the Convertible Notes, the Company reclassified the aggregate outstanding principal and interest totaling  $3,184,706 to a component of additional paid-in capital.  The revised conversion terms resulted in the issuance of an additional 343,963 shares of common stock over the 3,837,572 shares of common stock that would have been issued if the unpaid principal and accrued interest on the Convertible Notes had been converted on that date in accordance with their original terms at the stated conversion price.  On the date of conversion, the Company determined that the value of these additional shares was  $257,973, based on the  $0.75 per share offering price of the common stock sold in the private placement completed concurrently with the Acquisition, which is the best indication of fair value on the date of conversion.  Since the conversion was not completed until April 8, 2011, the value of the additional shares of  $257,973 was recorded as a component of interest expense during the second quarter of 2011.

LONG-TERM NOTES PAYABLE	9 Months Ended
Sep. 30, 2011
LONG-TERM NOTES PAYABLE
8.  LONG-TERM NOTES PAYABLE

On January 11, 2008, Cellectar entered into a loan agreement with a bank to borrow up to  $1,200,000.  The borrowing, evidenced by a note (the “Bank Note”), bore interest at a rate of 7.01% per annum, could be prepaid without penalty and was payable in 48 monthly principal and interest payments of  $20,520 with a balloon payment of any remaining unpaid principal and interest on March 28, 2012.  In the event of default of payment, Cellectar would be required to pay a late charge equal to 5% of the delinquent payment and the interest rate on the unpaid principal would be increased by 3%.  The Bank Note was collateralized by substantially all assets of Cellectar and a deposit account in the amount of  $500,000.  The cash collateral is classified as restricted cash in the accompanying balance sheet.  As of December 31, 2010 and 2009,  $470,941 and  $675,743 are classified as a long-term note payable in the accompanying balance sheet, respectively.  On April 8, 2011, immediately prior to the Acquisition, Cellectar paid approximately  $627,000 in full settlement of the Bank Note. The payment was made in order to avoid an event of default that would have occurred as a result of the change of control that occurred at the time of the Acquisition.

On September 15, 2010, Cellectar entered into certain loan agreements with the Wisconsin Department of Commerce (“WDOC Notes”) to borrow a total of  $450,000.  The WDOC Notes bear interest at 2% per annum beginning on the date of disbursement and allow for the deferral of interest and principal payments until April 30, 2015.  In the event of default of payment, interest on the delinquent payment is payable at a rate equal to 12% per annum.  Monthly payments of  $20,665 for principal and interest shall commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.  As of December 31, 2010,  $450,000 is classified as a long-term note payable in the accompanying balance sheet.

Long-term notes payable consists of the following as of December 31:

	2010	2009

Bank Note, 7.01% interest	$675,743	$866,532
Wisconsin Department of Commerce, 2% interest	450,000	—
	1,125,743	866,532
Less current portion	(204,802)	(190,789)
Long-term note payable, net of current portion	$920,941	$675,743

As of December 31, 2010, long-term notes payable matures as follows:

Years ended December 31,
2011	$204,802
2012	470,941
2013	—
2014	—
2015	119,957
Thereafter	330,043
$1,125,743

During the nine-months ended September 30, 2011, payments of  $675,743 were made in connection with the Bank Note including a payment of approximately  $627,000 in full settlement of the Bank Note made immediately prior to the Acquisition in order to avoid an event of default that would have occurred as a result of the change in control that occurred at the time of the Acquisition.

As of September 30, 2011, the outstanding principal on the WDOC Notes of  $450,000 is classified as long-term debt outstanding in the accompanying balance sheet.

LINE OF CREDIT	9 Months Ended
Sep. 30, 2011
LINE OF CREDIT
9.	LINE OF CREDIT

In 2009, Cellectar had a  $100,000 line of credit with a bank.  Borrowings under the line of credit bore interest at LIBOR plus 3.25% with a 4.5% minimum rate.  The line of credit expired on January 10, 2010 and was not renewed.  There were no amounts outstanding under the line as of December 31, 2009.

STOCKHOLDERS' DEFICIENCY	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' DEFICIENCY
4.	STOCKHOLDERS’ EQUITY

Common Stock Warrants   — The following table summarizes information with regard to outstanding warrants as of March 31, 2011, issued in connection with equity and debt financings since 2005.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

Series B Preferred Stock – placement agents	5,392	$191.25	May 2, 2012
Series C Exchange	8,169	$191.25	May 2, 2012
Series E Preferred Stock	60,331	$99.45	December 31, 2015
August 2009 Private Placement	31,194	$100.98	December 31, 2015
July 2010 Direct Offering (1)	105,042	$10.71	July 27, 2015
Preferred Incentive Warrants	105,042	$16.065	July 27, 2015

Total	315,170

(1)  The exercise price of these warrants was adjusted to  $0.75 per share in connection with the private placement completed on April 8, 2011.  See Note 10.

On March 7, 2011, warrants to purchase 33,569 shares of common stock at  $234.09 per share expired unexercised.

On May 3, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise of warrants to purchase 27,311 shares of common stock at  $0.75 per share.

10. STOCKHOLDERS’ EQUITY

On January 1, 2008, Cellectar converted from a Wisconsin limited liability company to a Wisconsin corporation (the “Conversion”). Each issued and outstanding unit of equity in the limited liability company immediately prior to the Conversion was converted into one issued and outstanding share of Cellectar common stock and each unexercised unit option outstanding immediately prior to the Conversion was converted into an option to acquire the same number of shares of the corporation’s common stock.  For the purpose of presentation in these financial statements, all amounts and disclosures related to equity issuances prior to the Acquisition have been retroactively restated by applying the Exchange Ratio in order to reflect the capital structure of Novelos and therefore the issuance of Novelos common stock, rather than member units in the limited liability company or common stock of Cellectar, as applicable.

From inception until December 31, 2010, Cellectar issued 12,559,218 shares of common stock for net proceeds of approximately  $21,710,000.

April 2011 Private Placement

Concurrently with and conditioned upon the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of  $0.75 per unit, for gross proceeds of approximately  $5,135,000 (the “April Private Placement”).  The warrants have an exercise price of  $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment only for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to the investors was  $2,124,286 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 11).

The Securities Purchase Agreement included a requirement that the Company file with the SEC no later than October 5, 2011 (the "Filing Deadline"), a registration statement covering the resale of the shares of common stock, and the shares of common stock underlying the warrants, issued pursuant to the Securities Purchase Agreement that are not otherwise saleable under an available exemption from registration requirements.  The Company is also required to use commercially reasonable efforts to have the registration statement declared effective by December 4, 2011 (the "Effectiveness Deadline"), and to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or the second anniversary of the closing.

In the event the Company fails to file the registration statement within the timeframe specified by the Securities Purchase Agreement, or if it fails to obtain effectiveness of this registration on or prior to the December 4, 2011 (if there is no review by the SEC) or by January 3, 2012 (if there is review by the SEC) with respect to the maximum number of shares permitted to be registered by the SEC, the Company will be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the registration statement is filed or declared effective, as applicable, not to exceed 5% of the aggregate purchase price.  The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days, on not more than two occasions, in any 12-month period.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement.

On November 3, 2011, a majority of purchasers in the April Private Placement, which majority constituted the requisite holders, as defined by the applicable securities purchase agreement, consented to extend the Filing Deadline to the 180th day following the final prospectus of a public offering of securities contemplated by the Company and to extend the Effectiveness Deadline to the 240th day following the final prospectus of the public offering.  As of September 30, 2011, and through the date of this filing, the Company has not concluded that it is probable that damages will become due; therefore, no accrual for damages has been recorded.  The Company will use its reasonable best efforts to register the shares as may be permitted by the SEC until such time as all of these shares either have been registered or may be sold without restriction in reliance on Rule 144 under the Securities Act.

The Company paid to Rodman, the placement agent for the financing, a cash fee equal to  $200,000 and issued warrants to purchase 192,931 shares of its common stock (having an exercise price of  $0.75 and which expire March 31, 2016) in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement between Rodman and the Company.  Rodman is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The cash fee was recorded as a reduction of gross proceeds received.  The estimated fair value of the warrants issued to the placement agent was  $112,096 and was recorded as a component of stockholders’ equity.

Common Stock Warrants  — The following table summarizes information with regard to outstanding warrants to purchase common stock as of September 30, 2011.  There were no outstanding common stock purchase warrants as of December 31, 2010 and 2009.  The Company issued warrants to purchase 7,039,468 shares of common stock in connection with the April Private Placement.  In addition, outstanding warrants to purchase 315,164 shares of common stock, originally issued in connection with Novelos equity and debt financings from 2007 through 2010, remained outstanding subsequent to the Acquisition (Note 4).

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

April 8, 2011 Private Placement	7,039,468	$0.75	March 31, 2016
Series B Preferred Stock – placement agents	5,392	$191.25	May 2, 2012
Series C Exchange	8,169	$191.25	May 2, 2012
Series E Preferred Stock	60,330	$99.45	December 31, 2015
August 2009 Private Placement	31,194	$100.98	December 31, 2015
July 2010 Direct Offering (1)	77,729	$0.75	July 27, 2015
Preferred Incentive Warrants	105,040	$16.065	July 27, 2015

Total	7,327,322

(1)  The exercise price of these warrants was adjusted to  $0.75 per share in connection with the private placement completed on April 8, 2011.  This warrant has been accounted for as a derivative instrument as described in Note 2.

On May 4, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise of warrants to purchase 27,310 shares of common stock at  $0.75 per share.  The Company reclassified  $48,339 from the derivative liability to additional paid-in capital upon the exercise of the warrants.

The following shares were reserved for future issuance upon exercise of stock options and warrants or conversion of debt:

	September 30,	December 31,
	2011 (unaudited)	2010	2009

Warrants	7,327,322	—	—
Stock options	3,632,638	769,189	991,736
Convertible notes	—	3,646,370	—

Total number of shares reserved for future issuance	10,959,960	4,415,559	991,736

6. STOCKHOLDERS’ DEFICIENCY

Exchange of Outstanding Preferred Stock for Common Stock

On November 30, 2010, the Company entered into an Exchange Agreement with each of the holders of its Series E convertible preferred stock (the “Series E Preferred Stock”) and Series C convertible preferred stock (the “Series C Preferred Stock”) pursuant to which each such holder exchanged all of the holder’s shares of Series E Preferred Stock or Series C Preferred Stock, as applicable, and all rights, preferences and privileges associated therewith (including but not limited to any accrued but unpaid dividends thereon) and any rights of the holder to liquidated damages under agreements to register the Company’s capital stock, for an aggregate of 2,228,338 shares of common stock, representing 75.3% of the Company’s common stock outstanding effective immediately following the exchange.  As a result of the exchange, all of the liquidation preference applicable to the preferred stock, approximately  $27,337,000 as of November 30, 2010, was eliminated.  Furthermore, future dividends totaling  $2,327,000 annually were eliminated, special voting rights applicable to the preferred stock are no longer applicable, and the former holders of Series E Preferred Stock have released any rights to require the registration of shares of the Company’s common stock for resale under the Securities Act.  The effective price per share at which the common stock was issued in connection with the exchange (based on the aggregate liquidation preference of all of the preferred stock divided by the total number of shares of common stock issued in exchange for such preferred stock) was approximately  $12.27.  The market price of the Company’s common stock as of the last trading day immediately preceding the exchange was  $6.12.

The exchange was accounted for as a recapitalization and the carrying value of the Series E Preferred Stock of  $13,770,000, accumulated dividends totaling  $4,476,000 and estimated liquidated damages of  $819,000 for failure to timely file a resale registration statement (see “Registration Rights” below) were reclassified to additional paid-in-capital as of the date of the exchange.  If the preferred stock had been converted according to its terms, the holders would have received a total of 274,882 shares of common stock.  At the date of issuance the fair market value totaling  $11,955,151 of the additional 1,953,456 shares issued in the exchange has been recorded as a deemed dividend to preferred stockholders in the year ended December 31, 2010.

Issuance of Series C Preferred Stock

During 2007, the Company issued 272 shares of Series C Preferred Stock in exchange for all 3,264 shares of Series A preferred stock, originally issued in 2005. The Series C Preferred Stock was initially convertible at  $153.00 per share into 21,333 shares of common stock.  In connection with the sale of Series D preferred stock in 2008, the conversion price of the Series C Preferred Stock was reduced to  $99.45 per share, according to its terms.

Terms of the Series C Preferred Stock

The Series C Preferred Stock had an annual dividend rate of 8% until October 1, 2008 and 20% thereafter.  The dividends were payable quarterly.  Such dividends were to be paid only after all outstanding dividends on the Series D Preferred Stock (with respect to the current fiscal year and all prior fiscal years) had been paid to the holders of the Series D Preferred Stock.  No dividends were paid on Series C Preferred Stock during 2009 and 2010.  The conversion price was subject to adjustment for stock dividends, stock splits or similar capital reorganizations and upon the occurrence of certain dilutive issuances of securities.  The Series C Preferred Stock did not have voting rights and was redeemable only at the option of the Company upon 30 days’ notice at a 20% premium plus any accrued but unpaid dividends.  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the Series C Preferred Stock would have been treated as senior to Novelos common stock.  After all required payments were made to holders of Series E Preferred Stock, the holders of Series C Preferred Stock would have been entitled to receive first,  $12,000 per share and all accrued and unpaid dividends.  If, upon any winding up of the Company’s affairs, the Company’s remaining assets available to pay the holders of Series C Preferred Stock were not sufficient to permit the payment in full, then all of the Company’s assets would have been distributed to the holders of Series C Preferred Stock (and any remaining holders of Series E Preferred Stock as may be required) on a pro rata basis.

Conversions of Series C Preferred Stock

During the year ended December 31, 2009, 68 shares of the Company’s Series C Preferred Stock, having an aggregate stated value of  $816,000, and accumulated dividends thereon of  $184,000 were converted into shares of the Company’s common stock, leaving 204 shares of Series C Preferred Stock outstanding which were convertible into 24,615 shares of common stock as of December 31, 2009.  During 2010, all shares of Series C Preferred Stock were exchanged for shares of common stock (see “Exchange of Outstanding Preferred Stock for Common Stock” above).

Series E Preferred Stock Private Placement

Sale of Series E Preferred Stock to Purdue

Concurrently with the execution of the Collaboration Agreement on February 11, 2009, Novelos sold to Purdue 200 shares of a newly created series of the Company’s preferred stock, designated “Series E Convertible Preferred Stock,” par value  $0.00001 per share (the “Series E Preferred Stock”), and a warrant (the “Series E Warrant”) to purchase 60,330 shares of Novelos common stock for an aggregate purchase price of  $10,000,000 (the “Series E Financing”).

The Series E Warrant is exercisable for an aggregate of 60,330 shares of Novelos common stock at an exercise price of  $99.45 per share. The warrant expires on December 31, 2015. The warrant exercise price and/or the common stock issuable pursuant to such warrant are subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holder after such event will be equivalent to the rights of the warrant holder prior to such event.

Exchange of Series D Preferred Stock for Series E Preferred Stock

The Company also entered into an exchange agreement with the holders (the “Series D Investors”) of the Company’s Series D preferred stock, issued during 2008, under which all 413.5 outstanding shares of Series D preferred stock and accumulated but unpaid dividends thereon totaling  $1,597,144 were exchanged for 445.442875 shares of Series E Preferred Stock. The rights and preferences of the Series E Preferred Stock were substantially the same as the Series D preferred stock. In addition, the Series D Investors waived liquidated damages through the date of the exchange as a result of the Company’s failure to file a registration statement covering the shares of common stock underlying the Series D preferred stock and warrants not otherwise registered. In connection with the execution of this exchange agreement, warrants held by the Series D Investors to purchase a total of 77,551 shares of the Company’s common stock were amended to extend the expiration of the warrants to December 31, 2015 (from April 11, 2013) and to remove a forced exercise provision.

Terms of Series E Preferred Stock

The shares of Series E Preferred Stock had a stated value of  $50,000 per share and were convertible into shares of common stock at any time after issuance at the option of the holder at  $99.45 per share of common. If there was an effective registration statement covering the shares of common stock underlying the Series E Preferred Stock and the VWAP, as defined in the Series E Certificate of Designations, of Novelos common stock exceeded  $306.00 for 20 consecutive trading days, then the outstanding shares of Series E Preferred Stock would automatically convert into common stock at the conversion price then in effect. The conversion price was subject to adjustment for stock dividends, stock splits or similar capital reorganizations.

The Series E Preferred Stock has an annual dividend rate of 9%, payable semi-annually on June 30 and December 31. Such dividends were payable in cash, in shares of Series E Preferred Stock or in registered shares of Novelos common stock at the Company’s option, subject to certain conditions. The Company has not paid any cash dividends on Series E Preferred Stock.

The terms of the Series E Preferred Stock provided that for as long as any shares of Series E Preferred Stock remained outstanding, Novelos was prohibited without the prior consent of holders of a majority of the outstanding shares of Series E preferred stock (including in such majority the Xmark Funds and Purdue) from (i) paying dividends to its common stockholders, (ii) amending its certificate of incorporation or by-laws, (iii) issuing any equity security or any security convertible into or exercisable for any equity security at a price of  $99.45 or less or with rights senior to the Series E Preferred Stock (except for certain exempted issuances), (iv) increasing the number of shares of Series E Preferred Stock or issuing any additional shares of Series E Preferred Stock, (v) selling or otherwise granting rights with respect to all or substantially all of its assets (or in the case of licensing, any material intellectual property) or the Company's business and/or entering into a merger or consolidation with another company unless Novelos would be the surviving corporation, the Series E Preferred Stock would remain outstanding, there would be no changes to the rights and preferences of the Series E Preferred Stock and there would not be created any new class of capital stock senior to the Series E Preferred Stock, (vi) redeeming or repurchasing any capital stock other than the Series E Preferred Stock, (vii) incurring any new debt for borrowed money in excess of  $500,000 and (viii) changing the number of the Company’s directors. As of December 31, 2010, no shares of Series E preferred stock remained outstanding, and accordingly, none of these restrictions applied. See “Exchange of Outstanding Preferred Stock for Common Stock” above.

Advisor Fees

Ferghana Partners, Inc. (“Ferghana”), a New York consulting firm, received a cash fee for their services in connection with the negotiation and execution of the Collaboration Agreement equal to  $700,000 (or seven percent (7%) of the gross proceeds to the Company resulting from the sale of Series E Preferred Stock and common stock purchase warrants to Purdue in connection with the Collaboration Agreement).  Novelos is also obligated to pay Ferghana six percent (6%) of all payments to Novelos by Mundipharma under the Collaboration Agreement other than royalties on net sales.

Accounting Treatment of Series E Financing

The terms of the Series E Preferred Stock contained provisions that required redemption in circumstances that were beyond the Company’s control, such as the acquisition of more than 50% of our outstanding stock by any person or entity. Therefore, the shares were recorded as redeemable preferred stock outside of permanent equity in the balance sheet as of December 31, 2009. The gross proceeds of  $10,000,000 received in conjunction with the Series E Financing were allocated on a relative fair value basis between the Series E Preferred Stock and the warrants. The relative fair value of the warrants issued to investors of  $2,907,000 (determined using the Black-Scholes option pricing model, estimated volatility of 80%, a risk-free interest rate of 2.17% and a term equal to the term of the warrant) was recorded as additional paid-in capital while the relative fair value of the Series E Preferred Stock of  $7,093,000 was recorded as temporary equity. The carrying value of the Series E Preferred Stock was immediately adjusted to its fair value of  $7,385,000 based on the fair value of the as-converted common stock. The difference of  $292,000 represents a beneficial conversion feature and was recorded as a deemed dividend to preferred stockholders. Issuance costs related to the Series E Financing of  $795,000 were netted against temporary equity. The Series E Preferred Stock that was issued in payment of dividends was initially recorded in temporary equity at the value of the dividends that had accrued totaling  $1,597,000. This amount was then adjusted to the fair value of  $1,179,000 based on the fair value of the as-converted common stock. The difference of  $418,000 was recorded as an offset to the deemed dividends recorded. The Series E Preferred Stock that was issued in exchange for outstanding shares of Series D preferred stock was recorded at  $13,904,000, the carrying value of the shares of Series D preferred stock as of the date of the exchange.

As a result of the modification to the warrants to extend their expiration by approximately 32 months that occurred in connection with the exchange of all outstanding shares of Series D preferred stock for shares of Series E Preferred Stock, in the year ended December 31, 2009, a deemed dividend of  $840,000 was recorded.  This amount represented the incremental fair value of the warrants immediately before and after modification using the Black-Scholes option pricing model, volatility of 80%, discount rates of 1.54% and 2.17% and the remaining warrant term.

Conversions of Series E Preferred Stock

During the year ended December 31, 2009, 97.18209375 shares of the Company’s Series E Preferred Stock, having an aggregate stated value of  $4,859,000 and accumulated dividends thereon of  $301,000, were converted into 51,889 shares of common stock.  The associated carrying value of the converted shares totaling approximately  $3,213,000 was reclassified to permanent equity from temporary equity.  During the year ended December 31, 2010, 140 shares of the Company’s Series E Preferred Stock, having an aggregate stated value of  $7,000,000, and accumulated dividends thereon totaling  $635,000, were converted into 76,770 shares of common stock.  The associated carrying value of the converted shares totaling approximately  $4,690,000 was reclassified to permanent equity from temporary equity.  In November 2010, all outstanding shares of Series E Preferred Stock were exchanged for shares of common stock. See “Exchange of Preferred Stock” below.

August 2009 Common Stock Private Placement

Securities Purchase Agreement

On August 25, 2009, the Company entered into the August 2009 Purchase Agreement with Purdue to sell 89,126 shares of its common stock,  $0.00001 par value and warrants to purchase 31,194 shares of its common stock at an exercise price of  $100.98 per share, expiring December 31, 2015, for an aggregate purchase price of  $9,000,000 (the “August 2009 Private Placement”). Concurrent with the execution and delivery of the August 2009 Purchase Agreement, the Company sold Purdue 34,660 shares of its common stock and a warrant to purchase 12,131 shares of its common stock at  $100.98 per share for approximately  $3,500,000 (the “Initial Closing”). On November 10, 2009, the Company completed the final closing under the August 2009 Purchase Agreement and sold Purdue 54,466 shares of Novelos common stock and warrants to purchase 19,063 shares of Novelos common stock for gross proceeds of  $5,500,000. Issuance costs associated with the transactions totaled  $61,000 and such amount was recorded as a reduction of additional paid-in capital.

Pursuant to the August 2009 Purchase Agreement, Purdue acquired a right of first refusal (the “Right of First Refusal”) with respect to bona fide offers for the license or other acquisition of NOV-002 Rights (as defined in the August 2009 Purchase Agreement) in the U.S. (the “U.S. License”) received from third parties and approved by the Company’s board of directors.  Under the Right of First Refusal, Novelos will be required to communicate to Purdue the terms of any such third-party offers received and Purdue will have 30 days to enter into a definitive agreement with Novelos on substantially similar terms that provide no lesser economic benefit to Novelos as provided in the third-party offer.  The Right of First Refusal terminates upon business combinations, as defined in the August 2009 Purchase Agreement. Novelos has separately entered into letter agreements with Mundipharma and its independent associated company providing for a conditional exclusive right to negotiate for, and a conditional right of first refusal with respect to, NOV-002 Rights for Latin America, Mexico and Canada.

Pursuant to the August 2009 Purchase Agreement, Purdue has the right to either designate one member to Novelos’ Board or designate an observer to attend all meetings of the Board and committees thereof and to have access to all information made available to members of the Board.  This right lasts until the later of such time as Purdue or its independent associated companies no longer hold at least one-half of the common stock purchased pursuant to the August 2009 Purchase Agreement and no longer hold at least one-half of the Series E Preferred Stock issued to them on February 11, 2009.  The right to designate a Board observer had previously been granted in connection with the financing that occurred on February 11, 2009 and Purdue appointed such an observer in February 2009.  Purdue also has the right to participate in future equity financings in proportion to their pro rata ownership of common stock.

Common Stock Purchase Warrant

The common stock purchase warrants have an exercise price of  $100.98 per share and expire on December 31, 2015.  The warrant exercise price and/or the number of shares of common stock issuable pursuant to such warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to Purdue totaled  $1,929,000 and was recorded as a component of additional paid-in capital.  The fair value of the warrants was determined based on the market value of the Company’s common stock on the dates of issuance using the Black-Scholes method of valuation, estimated volatility of 90%, risk-free interest rates ranging from 2.02% to 2.7% and a term equal to the term of the warrant.

Registration Rights

As part of the August 2009 Private Placement, the Company entered into a registration rights agreement with Purdue (the “Purdue Registration Agreement”).  The Purdue Registration Agreement required the Company to have filed with the SEC no later than May 17, 2010, a registration statement covering the resale of all the shares of common stock issued pursuant to the August 2009 purchase agreement and all shares of common stock issuable upon exercise of the warrants issued pursuant to the August 2009 purchase agreement.  The registration rights agreement provided for liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the common stock until the delinquent registration statement is filed.  The Company did not file the registration statement and accrued  $819,000 as a component of other income (expense) during the year ended December 31, 2010, representing management’s best estimate of the probable total liquidated damages that may be settled. In connection with the exchange of their shares of Series E Preferred Stock for common stock on November 30, 2010, Purdue released the Company from any requirement to register shares of its common stock for resale and forfeited any rights to receive liquidated damages pursuant to any registration agreements. The accrued liquidated damages were settled in connection with the exchange and, accordingly, the amount that had been accrued was reclassified to additional paid-in capital.

July 2010 Registered Offering

On July 27, 2010, pursuant to securities purchase agreements entered into with institutional investors on July 21, 2010, the Company completed the sale, in an offering registered under the Securities Act of 1933, as amended, of an aggregate of 140,056 shares of its common stock and five-year warrants to purchase up to an aggregate of 150,040 shares of its common stock at an exercise price of  $10.71 per share, for gross proceeds of  $1,500,000 and net proceeds of  $1,249,000 after deducting transaction costs.  The warrant exercise price is subject to adjustment in certain circumstances and therefore, the relative fair value of the warrants at the date of issuance,  $504,000, has been bifurcated from the proceeds and recorded as a derivative liability.  The Company uses valuation methods and assumptions that consider among others the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. The assumptions used to value these warrants at the time of issuance are generally consistent with those disclosed for stock-based compensation (see Note 7).

Since the securities in this financing were issued at a price less than  $100.98 per share, the Company obtained the consent of its preferred stockholders pursuant to a consent and waiver dated July 6, 2010, as amended on July 21, 2010. In connection with obtaining this consent, the Company issued five-year warrants (the “Incentive Warrants”) to its preferred stockholders for the purchase of up to an aggregate of 150,039 shares of common stock at an exercise price of  $16.065 per share. No adjustments to the conversion price of the preferred stock or warrants held by preferred stockholders were made in connection with the financing. The fair value of the Incentive Warrants at date of issuance,  $586,000, is reflected as a deemed dividend to the preferred stockholders on the statement of operations. The Company used valuation methods and assumptions that consider among others the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value of the Incentive Warrants. The assumptions used to value these warrants are generally consistent with those disclosed for stock-based compensation (see Note 7).

The financing resulted in adjustments to certain warrants pursuant to their terms.  Warrants issued in 2005 that were exercisable for 1,591 shares at an exercise price of  $99.45 per share as of immediately prior to the transaction became exercisable for 14,776 shares at an exercise price of  $10.71 per share, and warrants issued in 2006 that were exercisable for 29,787 shares at an exercise price of  $263.16 per share as of immediately prior to the transaction became exercisable for 33,569 shares at an exercise price of  $234.09 per share.  The 2005 warrants expired unexercised on August 9, 2010, and the 2006 warrants will expire in March 2011.

Common Stock Warrants   — The following table summarizes information with regard to outstanding warrants as of December 31, 2010, issued in connection with equity and debt financings since 2005.

Offering	Outstanding (as adjusted)	Exercise Price (as adjusted)	Expiration Date

2006 Issuance of Common Stock	33,569	$234.09	March 7, 2011
Series B Preferred Stock – placement agents	5,392	$191.25	May 2, 2012
Series C Exchange	8,169	$191.25	May 2, 2012
Series E Preferred Stock	60,330	$99.45	December 31, 2015
August 2009 Private Placement	31,194	$100.98	December 31, 2015
July 2010 Direct Offering (1)	105,039	$10.71	July 27, 2015
Preferred Incentive Warrants	105,040	$16.065	July 27, 2015

Total	348,733

(1)  The exercise price of these warrants was adjusted in connection with the private placement completed on April 8, 2011.  See Note 12.

During the year ended December 31, 2010, warrants to purchase 14,776 shares of common stock at  $10.71 and 5,941 shares of common stock at  $99.45 expired unexercised.  On March 7, 2011, warrants to purchase 33,569 shares of common stock at  $234.09 expired unexercised.

During the year ended December 31, 2010, 53,478 shares of the Company’s common stock were issued upon the cashless exercise of warrants to purchase 89,752 shares of the Company’s common stock.  The Company reclassified  $2,584,000 from derivative liability to additional paid-in capital upon the exercise of warrants.  The following is a summary of the exercises:

Original private placement	Shares of Common Stock Issued	Warrants Exercised	Exercise Price

2005 Bridge Financing	2,059	2,614	$95.625
2005 Issuance of Common Stock – placement agents	1,481	2,074	$99.45
2006 Issuance of Common Stock	2,395	6,480	$263.16
Series B Preferred Stock – purchasers	29,709	49,019	$99.45
Series B Preferred Stock – placement agents	229	490	$191.25
Series D Preferred Stock	17,292	28,531	$99.45
Series C Exchange	313	544	$191.25

Total	53,478	89,752

During the year ended December 31, 2009, a total of 3,162 shares of the Company’s common stock were issued upon the cashless exercise of warrants to purchase 6,975 shares of common stock. The Company reclassified a total of  $1,001,000 from derivative liability to additional paid-in capital upon the exercise of warrants.  The following is a summary of the exercises:

Original private placement	Shares of Common Stock Issued	Warrants Exercised	Exercise Price

2005 Bridge Financing	1,429	2,091	$95.625
2005 Common Stock	1,310	3,172	$99.45
Series A Preferred Stock	250	396	$99.45
2006 Issuance of Common Stock	173	1,316	$263.16

Total	3,162	6,975

On August 21, 2009, the Company entered into exchange agreements with certain accredited investors who held warrants, issued in the 2006 private placement, to purchase 45,409 shares of its common stock. Pursuant to the exchange agreements, an aggregate of 13,623 shares of the Company’s common stock with a fair value of  $1,626,000 were issued in exchange for these warrants. The holders agreed not to transfer or dispose of the shares of common stock before February 18, 2010. The warrants had been recorded as a derivative liability on the Company’s balance sheet at their estimated fair value of  $1,109,000 at the date of exchange. The difference of  $517,000 between the estimated fair value of the warrants at the date of exchange and the common stock issued to settle the derivative liability has been included as a component of the loss on derivative warrants for the year ended December 31, 2009. Following the exchange, warrants expiring on March 7, 2011 to purchase a total of 35,504 shares of common stock at  $278.46 per share remained outstanding. Following the final closing of the August 2009 Private Placement, described above, the number of these outstanding warrants was increased to 37,584 and the exercise price was reduced to  $263.16, as a result of anti-dilution provisions in the warrants.

Authorized and Reserved Shares — On October 18, 2010 the Company’s stockholders approved an amendment to the certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 225,000,000 to 750,000,000. On April 8, 2011, the Company completed the Reverse Split described in Note 12, and amended the certificate of incorporation to decrease the total number of authorized shares to 150,000,000 from 750,000,000.

The following shares were reserved for future issuance upon exercise of stock options or warrants or conversion of preferred stock as of the dates indicated:

	December 31,
	2010	2009

2000 Stock Option Plan	291	366
2006 Stock Incentive Plan	38,366	43,856
Options issued outside of formalized plans	10,569	16,037
Warrants	348,733	232,164
Preferred stock	—	329,451

Total shares reserved for future issuance	397,959	621,874

STOCK-BASED COMPENSATION	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION
5.	STOCK-BASED COMPENSATION

The following table summarizes amounts charged (credited) to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:

	Three Months Ended March 31,
	2011	2010

Employee and director stock option grants:
Research and development	$49,298	$57,113
General and administrative	59,682	82,928
	108,980	140,041
Non-employee consultant stock option grants:
Research and development	(545)	(210,825)
General and administrative	(57)	(26,695)
	(602)	(237,520)

Total stock-based compensation	$108,378	$(97,479)

There were no stock option grants during the three months ended March 31, 2011 or 2010.

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2010	49,227	$100.61	6.9	$24,842
Outstanding at March 31, 2011	49,227	$100.61	6.6	12,421
Exercisable at March 31, 2011	40,348	$101.03	6.2	$12,421

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the closing market price of the Company’s common stock at the end of the respective period and the exercise price of the underlying options.  There were no options exercised during the three months ended March 31, 2011. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

As of March 31, 2011, there was approximately  $538,000 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, 64% and 36% are expected to be recognized during 2011 and 2012, respectively.  The Company expects 8,879 in unvested options to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at March 31, 2011 was  $62.75 and  $68.07, respectively.

11.  STOCK-BASED COMPENSATION

Cellectar’s stock-based compensation plans prior to the Acquisition are summarized below:

2006 Unit Option Plan.  The 2006 Unit Option Plan (the “2006 Cellectar Plan”), as amended and restated, provided Cellectar the ability to grant to employees, directors, consultants, and other non-employees units of interest in Cellectar.  The maximum aggregate number of shares that were subject to grant under the 2006 Cellectar Plan was 1,012,200.

Cellectar granted 631,360 unit options under the 2006 Cellectar Plan and no additional grants will be made thereunder.  In connection with the Conversion described in Note 10, each issued and outstanding unexercised unit option outstanding immediately prior to the Conversion was converted into an option to acquire the same number of shares of Cellectar’s common stock.  A total of 606,889 and 691,248 options to purchase shares of Cellectar’s common stock were outstanding under the 2006 Cellectar Plan as of December 31, 2010 and 2009, respectively.  These options generally vested annually over four years and expire on the eighth anniversary of the grant date.  No options were granted under the 2006 Cellectar Plan during 2010 or 2009.  There have been no exercises of options issued under the 2006 Cellectar Plan.  On March 17, 2011, in contemplation of the Acquisition, Cellectar terminated the remaining options outstanding under the 2006 Cellectar Plan as of that date.

2008 Stock Incentive Plan.  The 2008 Stock Incentive Plan (the “2008 Plan”) provided Cellectar the ability to grant to employees, directors, consultants and other non-employees of Cellectar options to purchase common stock.  The maximum aggregate number of shares that were subject to grant under the 2008 Plan was 823,930.  Cellectar granted a total of 382,223 options under the 2008 Plan.  A total of 162,300 and 300,488 options to purchase shares of Cellectar’s common stock were outstanding as of December 31, 2010 and 2009, respectively.  These options generally vested annually over four years and expire on the tenth anniversary of the grant date.   During 2009, 90,929 options were granted under the 2008 Plan.  During 2010, no options were granted under the 2008 Plan. No options have been exercised.  On March 17, 2011, in contemplation of the Acquisition, Cellectar terminated the remaining options outstanding under the 2008 Plan as of that date.

As of December 31, 2010, an aggregate of 1,066,941 shares were available for grant under the 2006 Cellectar Plan and 2008 Plan.

Cellectar’s Board of Directors determined exercise prices and vesting periods on the date of grant, subject to the provisions of the 2006 Cellectar Plan and 2008 Plan.  Options have been granted at or above the estimated fair-market value of the common stock at the grant date. Options granted pursuant to the 2006 Cellectar Plan and 2008 Plan generally would have become fully vested in the event of a business combination whereby the options are not assumed or replaced by the surviving company, as defined.

In connection with the Acquisition, the Company assumed options to purchase 49,159 shares of common stock at exercise prices ranging from  $1.53 to  $1,072.53.

2006 Novelos Stock Option Plan.  Following the Acquisition, option grants to directors and employees will be made under the Novelos Therapeutics 2006 Stock Incentive Plan (the “Plan”).  On May 18, 2011, the Board of Directors of the Company approved certain amendments to the Plan to, among other things, increase the aggregate number of shares of the Company’s common stock reserved for issuance under the Plan (including any shares that have already been issued thereunder), to 7,000,000 and remove the 750,000 share annual individual limitation on grants under the Plan.  On June 30, 2011, the Company’s stockholders ratified those amendments.

A total of 7,000,000 shares of common stock are reserved for issuance under the Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants.  A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the Plan.  Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date.  Vesting periods are generally between one and four years.  Options granted pursuant to the Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined.  A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.  As of September 30, 2011, there are an aggregate of 3,476,112 shares available for grant under the Plan.

Accounting for Stock-Based Compensation

Employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  Non-employee stock-based compensation is accounted for in accordance with the guidance of FASB ASC Topic 505, Equity. As such, the Company recognizes expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered and deemed completed by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options granted to non-employee consultants:
	Nine Months Ended September 30, (unaudited)		Year Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 through December 31,
	Consolidated 2011	2010	2010	2009	2010
Employee and director stock option grants:
Research and development	$121,393	$52,492	$61,791	$87,598	$298,386
General and administrative	349,781	278,694	291,549	414,401	1,577,303
	471,174	331,186	353,340	501,999	1,875,689
Non-employee consultant stock option grants:
Research and development	46,851	—	—	200	71,724
General and administrative	137,631	—	—	—	—
	184,482	—	—	200	71,724

Total stock-based compensation	$655,656	$331,186	$353,340	$502,199	$1,947,413

On July 14, 2010, the expiration date of vested options held by a former employee was extended until July 8, 2015.  The extension constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of approximately  $20,000 was recorded in connection with the modification.

The Company granted 3,496,400 stock options to employees and non-employees during the nine months ended September 30, 2011 under the Plan.  The Company issued options to purchase a total of 200,000 shares of common stock to non-employees outside of any formalized plan, but 100,000 were forfeited as a result of the cancellation and replacement as described below.  Exercise prices for all grants made in the during the nine months ended September 30, 2011 were equal to the market value of the Company’s common stock on the date of grant.

On May 18, 2011, the Company cancelled 100,000 options originally granted on April 25, 2011 with an exercise price of  $3.00 per share and issued 100,000 replacement stock option awards with an exercise price of  $1.40.  The cancellation and replacement constituted a modification to the terms of the award and additional stock-based compensation was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.  Accordingly, incremental stock-based compensation expense of  $4,494 was recorded in connection with the modification.

Assumptions Used In Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period. The estimated fair value of the non-employee options is amortized to expense over the period during which a non-employee is required to provide services for the award (usually the vesting period).

Volatility. Cellectar estimated volatility based on a review of volatility estimates of publicly held drug development companies in a similar stage of development. Subsequent to the Acquisition, the Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term . The expected term of stock options granted is based on an estimate of when options will be exercised in the future. The Company applied the simplified method of estimating the expected term of the options, as described in the SEC’s Staff Accounting Bulletins 107 and 110, as the Company has had a significant change in its business operations as result of the Acquisition and the historical experience is not indicative of the expected behavior in the future. The expected term, calculated under the simplified method, is applied to groups of stock options that have similar contractual terms. Using this method, the expected term is determined using the average of the vesting period and the contractual life of the stock options granted. The Company applied the simplified method to non-employees who have a truncation of term based on termination of service and utilizes the contractual life of the stock options granted for those non-employee grants which do not have a truncation of service.

Forfeitures.   Stock-based compensation expense is recorded only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  An annual forfeiture rate of 0% was applied to all unvested options as of December 31, 2010 as Cellectar had experienced very few forfeitures through 2009 and there was insufficient history to develop an accurate estimate of future forfeitures.  An annual forfeiture rate of 0% was applied to all unvested options as of September 30, 2011 as the historical experience of forfeitures is not representative of expected future forfeiture rates as a result of the significant changes in the business operations as a result of the Acquisition.  This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted-average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

	Nine Months Ended September 30, 2011 (unaudited)	Year Ended December 31, 2009
Volatility	110%	85%
Risk-free interest rate	1.84% – 3.17%	1.72%-1.91%
Expected life (years)	5.5 – 6.25	6.25
Dividend	0%	0%
Weighted-average exercise price	$1.45	$0.76
Weighted-average grant-date fair value	$1.22	$0.55

There were no stock options granted in the nine months ended September 30, 2010 or the year ended December 31, 2010.

 Stock Option Activity

A summary of stock option activity under stock option plans is as follows:

	Number of Shares Issuable Upon Exercise of Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at November 7, 2002	—
Granted	922,654	$2.52
Forfeited	(12,653)	$3.04
Outstanding at January 1, 2009	910,001	$2.86
Granted	90,929	$0.76
Forfeited	(9,194)	$2.72
Outstanding at December 31, 2009	991,736	$2.68
Canceled	(222,547)	$2.63
Outstanding at December 31, 2010	769,189	$2.69
Canceled	(769,189)	$2.69
Options acquired in connection with a business combination	49,159	$100.52
Granted	3,696,400	$1.45
Canceled	(12,921)	$112.21
Forfeited	(100,000)	$3.00
Outstanding at September 30, 2011 (unaudited)	3,632,638	$2.35

Vested, December 31, 2010	743,450	$2.69	4.07	$—
Unvested, December 31, 2010	25,739	$2.62	5.08	$—
Exercisable at December 31, 2010	743,450	$2.69	4.07	$—
Vested, September 30, 2011 (unaudited)	332,685	$10.47	9.25	$—
Unvested, September 30, 2011 (unaudited)	3,299,953	$1.53	9.63	$—
Exercisable at September 30, 2011 (unaudited)	332,685	$10.47	9.25	$—

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the estimated per share fair value of Cellectar’s common stock at the end of the respective period and the exercise price of the underlying options. As of December 31, 2010, the estimated fair-market value of Cellectar’s common stock at the end of the periods shown was less than the exercise price of the underlying options, as such, the aggregate intrinsic value is  $0.  As of September 30, 2011, the fair value of the Company’s common stock was less than the exercise price of the underlying options, as such, the aggregate intrinsic value was  $0.  There have been no option exercises to date. Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2009 and for the period November 2, 2002 to December 31, 2009 was  $0.55 and  $1.90, respectively.  There were no options granted during the year ended December 31, 2010.  The total fair value of shares vested during December 31, 2010 and 2009 and for the period November 2, 2007 (date of inception) to December 31, 2010 was  $199,600,  $185,600 and  $2,050,000, respectively.   The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2010 and 2009 was  $2.01 and  $1.91 and  $1.85 and  $1.88, respectively.

As of December 31, 2010, there was approximately  $58,000 and  $0 of total unrecognized compensation cost related to unvested stock-based compensation arrangements related to employees and non-employees, respectively.  Of the total unrecognized amount as of December 31, 2010, all was recognized in the nine months ended September 30, 2011.

On March 4, 2011, in contemplation of the Acquisition and in accordance with terms of the applicable option agreements, Cellectar accelerated the vesting on all outstanding and unvested options at that date and notified all option holders that any unexercised options as of March 17, 2011 would then be terminated.  On March 17, 2011, Cellectar terminated all outstanding options.  The remaining unamortized compensation expense of  $58,000 was recorded related to the acceleration of outstanding options in the quarter ended March 31, 2011.  No additional compensation expense was recorded related to the acceleration of unvested shares as the acceleration did not represent a modification to the original terms of the options.

As of September 30, 2011, there was  $2,728,294 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, the Company expects to recognize  $281,357,  $1,125,400,  $858,452,  $387,397 and  $75,688 during 2011, 2012, 2013, 2014 and 2015, respectively.  The Company expects 3,299,953 in unvested options to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at September 30, 2011 was  $1.44 and  $1.17, respectively.

On October 6, 2011, the Company granted 70,000 options with an exercise price of  $1.05, which was equal to the closing price of the Company’s common stock on the date of grant, to a non-employee in exchange for certain consulting services.  The grant-date fair value using the Black-Scholes option pricing model was  $0.85 per share, or  $59,500.

7.  STOCK-BASED COMPENSATION

The Company’s stock-based compensation plans are summarized below:

2000 Stock Option Plan.  As of December 31, 2010, there are options to purchase 291 shares of the Company’s common stock outstanding under a stock option plan established in August 2000 (the “2000 Plan”).  There will be no further grants made under the 2000 Plan. Options generally vested annually over three years and expire on the tenth anniversary of the grant date.  No options were granted or exercised under the 2000 Plan during 2009.  During 2010, options to purchase 65 shares of common stock under the 2000 Plan were exercised and options to purchase 9 shares of common stock were canceled.

2006 Stock Incentive Plan. On May 1, 2006, the Company’s board of directors adopted, and on July 21, 2006 the Company’s stockholders approved, the 2006 Stock Incentive Plan (the “2006 Plan”). A total of 65,359 shares of common stock are reserved for issuance under the 2006 Plan for grants of incentive or nonqualified stock options, rights to purchase restricted and unrestricted shares of common stock, stock appreciation rights and performance share grants. A committee of the board of directors determines exercise prices, vesting periods and any performance requirements on the date of grant, subject to the provisions of the 2006 Plan. Options are granted at or above the fair market value of the common stock at the grant date and expire on the tenth anniversary of the grant date. Vesting periods are generally two to three years. In the year ended December 31, 2009, stock options for the purchase of 12,679 shares of common stock were granted under the 2006 Plan. During the year ended December 31, 2010, options to purchase 1,438 shares of common stock were exercised and options to purchase 3,921 shares of common stock were canceled. As of December 31, 2010 and December 31, 2009, 25,555 and 21,503 shares remain available for grant under the 2006 Plan. Options granted pursuant to the 2006 Plan generally will become fully vested upon a termination event occurring within one year following a change in control, as defined. A termination event is defined as either termination of employment or services other than for cause or constructive termination of employees or consultants resulting from a significant reduction in either the nature or scope of duties and responsibilities, a reduction in compensation or a required relocation.

Other Stock Option Activity.   During 2005 and 2004, the Company issued options to purchase a total of 17,345 shares of common stock to employees, directors and consultants outside of any formalized plan.  These options are exercisable within a ten-year period from the date of grant, and vest at various intervals with all options being fully vested within two to three years of the grant date.  The options are not transferable except by will or domestic relations order.  The option price per share is not less than the fair market value of the shares on the date of the grant.  During the year ended December 31, 2010, options to purchase 4,488 shares of common stock were exercised and options to purchase 980 shares of common stock were canceled.

Accounting for Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, Compensation – Stock Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.  The Company accounts for non-employee stock-based compensation in accordance with the guidance of FASB ASC Topic 505, Equity which requires that companies recognize compensation expense based on the estimated fair value of options granted to non-employees over their vesting period, which is generally the period during which services are rendered by such non-employees.

The following table summarizes amounts charged to expense for stock-based compensation related to employee and director stock option grants and stock-based compensation recorded in connection with stock options and restricted stock awards granted to non-employee consultants:

	Year Ended December 31,
	2010	2009

Employee and director stock option grants:
Research and development	$230,101	$148,030
General and administrative	356,220	289,036
	586,321	437,066
Non-employee consultant stock option grants and restricted stock awards:
Research and development	(220,969)	328,614
General and administrative	(28,054)	98,657
	(249,023)	427,271

Total stock-based compensation	$337,298	$864,337

On December 31, 2009, the expiration of options held by a former employee was extended until January 31, 2010 and incremental stock-based compensation expense for non-employees of  $15,000 was recorded in connection with the one-month extension.

In January 2009, the Company modified the terms of options to purchase 261 shares of common stock held by two employees to vest all unvested options and to extend the expiration dates of the options.  The modification was made in connection with the termination of the two employees to reduce costs.  During the year ended December 31, 2009, incremental stock-based compensation expense of  $8,000 was recorded in connection with the modification of the option terms.

Determining Fair Value

Valuation and amortization method. The fair value of each stock award is estimated on the grant date using the Black-Scholes option-pricing model.  The estimated fair value of employee stock options is amortized to expense using the straight-line method over the vesting period.

Volatility. The Company estimates volatility based on an average of (1) the Company’s historical volatility since its common stock has been publicly traded and (2) review of volatility estimates of publicly held drug development companies with similar market capitalizations.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption.

Expected term. The expected term of stock options granted is based on the Company’s estimate of when options will be exercised in the future as there have been limited stock option exercises to date.  The expected term is generally applied to one group as a whole as the Company does not expect substantially different exercise or post-vesting termination behavior within its population of option holders.

Forfeitures.   The Company records stock-based compensation expense only for those awards that are expected to vest.  FASB ASC Topic 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered option.  The Company has applied an annual forfeiture rate of 0% to all unvested options as of December 31, 2010 as the Company has experienced very few forfeitures to date and believes that there is insufficient history to develop an accurate estimate of future forfeitures.  This analysis will be re-evaluated semi-annually and the forfeiture rate will be adjusted as necessary.  Ultimately, the actual expense recognized over the vesting period will be for only those shares that vest.

The following table summarizes weighted average values and assumptions used for options granted to employees, directors and consultants in the periods indicated:

Year Ended December 31, 2009

Volatility	90%
Weighted-average volatility	90%
Risk-free interest rate	2.12%
Expected life (years)	5
Dividend	0%
Weighted-average exercise price	$0.75
Weighted-average grant-date fair value	$0.53

There were no stock option grants during the year ended December 31, 2010.

Stock Option Activity

A summary of stock option activity under the 2000 Plan, the 2006 Plan and outside of any formalized plan is as follows:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contracted Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2009	47,580	$91.80	7.9	$989,718
Options granted	12,679	$114.75
Outstanding at December 31, 2009	60,259	$96.39	7.5	$17,650,255
Options exercised	(5,991)	$26.01		$663,600
Options canceled	(5,042)	$139.23		$0
Outstanding at December 31, 2010	49,226	$100.98	6.9	$24,842
Exercisable at December 31, 2010	39,270	$100.98	6.4	$24,842

The aggregate intrinsic value of options outstanding is calculated based on the positive difference between the closing market price of the Company’s common stock at the end of the respective period and the exercise price of the underlying options.  During the year ended December 31, 2010, the total intrinsic value of options exercised was  $663,000 and the total amount of cash received from exercise of these options was  $158,600.  Shares of common stock issued upon the exercise of options are from authorized but unissued shares.

As of December 31, 2010, there was approximately  $647,000 of total unrecognized compensation cost related to unvested stock-based compensation arrangements.  Of this total amount, 70% and 30% are expected to be recognized during 2011 and 2012, respectively.  The Company expects 9,956 in unvested options to vest in the future.  The weighted-average grant-date fair value of vested and unvested options outstanding at December 31, 2010 was  $62.73 and  $68.85, respectively.

INCOME TAXES	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
INCOME TAXES
7.	INCOME TAXES

The Company accounts for income taxes in accordance with the Income Taxes Topic of the FASB ASC. Under this guidance, deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax basis of assets and liabilities, and net operating loss carryforwards, using the enacted tax rates. Deferred income tax expense or benefit is based on changes in the asset or liability from period to period. The Company did not record a provision or benefit for federal, state or foreign income taxes for the three months ended March 31, 2011 or 2010 because the Company has experienced losses on a tax basis since inception. The net income reported for the three months ended March 31, 2010 was a result of the gain recorded on the revaluation of derivative warrant liability during that period, which is a nontaxable item. The Company has not recorded deferred tax assets as their realization is uncertain.

12.  INCOME TAXES

Deferred tax assets consisted of the following at December 31:

	2010	2009

Deferred tax assets
Federal net operating loss	$6,116,804	$4,754,001
Federal research and development tax credit carryforwards	390,600	273,788
Wisconsin net operating loss credit carryforwards	814,492	589,548
Wisconsin research and development tax credit carryforwards	220,738	171,552
Stock-based compensation expense	552,859	415,060
Charitable contribution carryforwards	49,725	49,725
Accrued liabilities	25,327	75,711
Total deferred tax assets	8,170,545	6,329,385

Deferred tax liabilities
Depreciable and intangible assets	(434,056)	(475,524)
Total deferred tax liabilities	(434,056)	(475,524)

Net deferred tax assets	7,736,489	5,853,861
Less valuation allowance	(7,736,489)	(5,853,861)

Total deferred tax assets	$—	$—

As of December 31, 2010, Cellectar had federal and state net operating loss carryforwards (“NOLs”) of approximately  $15,684,000 and  $15,633,000 respectively, which expire beginning in 2030 and 2025, respectively.  In addition, Cellectar has federal and state research and development and investment tax credits of approximately  $391,000 and  $335,000, respectively.  The amount of NOLs which may be utilized annually in future periods will be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.  The Company has not quantified the amount of such limitations.

Because of the limited operating history, continuing losses and uncertainty associated with the utilization of the NOLs in the future, management has provided a full allowance against the gross deferred tax asset.

Cellectar did not have unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2010 and 2009, and does not anticipate having unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS for tax periods commencing January 1, 2007.

For the nine-month period ended September 30, 2011, the federal and state NOLs increased by approximately  $5,470,000 as a result of the loss recorded.

8.  INCOME TAXES

The Company’s deferred tax assets consisted of the following at December 31:

	2010	2009

Net operating loss carryforwards	$12,872,000	$9,543,000
Research and development expenses	14,180,000	14,906,000
Tax credits	1,711,000	1,563,000
Capital loss carryforward	340,000	340,000
Stock-based compensation	365,000	650,000
Gross deferred tax asset	29,468,000	27,002,000
Valuation allowance	(29,468,000)	(27,002,000)
Net deferred tax asset	$—	$—

As of December 31, 2010, the Company had federal and state net operating loss carryforwards of approximately  $33,180,000 and  $25,812,000 respectively, which expire through 2030.  In addition, the Company has federal and state research and development and investment tax credits of approximately  $1,382,000 and  $449,000, respectively, which expire through 2030.  The amount of net operating loss carryforwards which may be utilized annually in future periods may be limited pursuant to Section 382 of the Internal Revenue Code as a result of substantial changes in the Company’s ownership that have occurred or that may occur in the future.

The capital loss carryforward relates to the loss recorded in prior years for Novelos’ investment in an unrelated company.

Because of the Company’s limited operating history, continuing losses and uncertainty associated with the utilization of the net operating loss carryforwards in the future, management has provided a 100% allowance against the Company’s gross deferred tax asset.  In 2010, the difference between the Company’s total statutory tax rate of approximately 40% and its effective tax rate of 0% is due to the nontaxable gain of  $8,118,000 on derivative warrants, an increase in the valuation allowance of  $2,466,000 and nondeductible liquidated damages accrued of  $819,000.  In 2009, the difference between the Company’s total statutory tax rate of approximately 40% and its effective tax rate of 0% is due equally to the increase in valuation allowance and the reduction in tax loss resulting from the nondeductible loss on derivative warrants.

The Company did not have any unrecognized tax benefits or accrued interest and penalties at any time during the years ended December 31, 2010 and 2009, and does not anticipate having any unrecognized tax benefits over the next twelve months.  The Company is subject to audit by the IRS for tax periods commencing January 1, 2007.

NET INCOME (LOSS) PER SHARE	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
NET INCOME (LOSS) PER SHARE
6.	NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net income attributable to common stockholders by the sum of weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding. Potential common stock equivalents consist of stock options, warrants and convertible preferred stock and accumulated dividends.  Since the Company has a net loss for the three months ended March 31, 2011, the inclusion of common stock equivalents in the computation would be antidilutive. Accordingly, basic and diluted net loss per share are the same for the three months ended March 31, 20011.

The following table sets forth the shares and net income used in the diluted earnings per share computation for the three months ended March 31, 2010:

Numerator:

Net income available to common stockholders used in basic earnings per share calculation	$4,693,487

Derivative gain recorded on dilutive warrants	(2,340,515)
Dividends on convertible preferred stock	656,635

Net income available to common stockholders used in diluted earnings per share calculation	$3,009,607

Denominator:

Weighted average shares of common stock used in the computation of basic earnings per share	522,350

Dilutive effect of stock options	26,430
Dilutive effect of warrants to purchase common stock	79,646
Dilutive effect of convertible preferred stock	253,435

Shares used in computation of diluted earnings per share	881,861

The following potentially dilutive securities have been excluded from the computation of diluted net income (loss) per share since their inclusion would be antidilutive:

	Three Months Ended March 31,
	2011	2010

Stock options	49,227	3,970
Warrants	315,170	43,349

13.   NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding.  Potential common stock equivalents consist of stock options and convertible debt.  Since there is a net loss attributable to common stockholders for the nine months ended September 30, 2011 and 2010 and the years ended December 31, 2010 and 2009, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for all periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Nine Months Ended September 30, (unaudited)		Twelve Months Ended December 31,		Cumulative Development- Stage Period from November 7, 2002 (inception) through December 31,
	Consolidated 2011	2010	2010	2009	2010
Convertible debt	—	3,547,198	3,646,370	—	3,646,370
Warrants	7,327,322	—	—	—	—
Stock options	3,632,638	775,853	769,189	991,736	769,189

9.   NET INCOME (LOSS) PER SHARE

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share is computed by dividing net loss attributable to common stockholders, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding. Potential common stock equivalents consist of stock options, warrants and convertible preferred stock and accumulated dividends.  Since the Company has a net loss attributable to common stockholders for the years ended December 31, 2010 and 2009, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for the periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net income (loss) per share since their inclusion would be antidilutive:

	Year Ended December 31,
	2010	2009
Stock options	50,074	60,260
Warrants	356,925	232,164
Conversion of preferred stock	2,042,108	329,451	(1)

(1) Includes shares of common stock that may become issuable upon conversion of preferred stock dividends accumulated at the respective date.

COMMITMENTS	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
COMMITMENTS
9.	COMMITMENTS

Retention Agreements

The Company has entered into retention agreements with each of its three vice presidents.  The agreements provide for the lump-sum payment of six months’ base salary and benefits to each such officer following a termination without cause or a resignation with good reason occurring on or before November 14, 2011.  Certain of the agreements provide that if the executives were employed with the Company as of October 1, 2010, they would receive a payment of two months’ base salary as a retention bonus on that date. The retention bonus was paid in October 2010 and will be deducted from the severance amounts that may become payable upon a subsequent involuntary termination.  The total remaining amount that may become payable to the Company’s Named Executive Officers pursuant to the retention agreements is approximately  $86,000 to Christopher Pazoles.

During the three months ended March 31, 2011, pursuant to retention agreements, the Company paid a total of approximately  $218,000 in severance payments to employees terminated during that period, including  $83,000 to Elias Nyberg, the Company’s former vice president of regulatory, quality and compliance.

14.  COMMITMENTS

Property Lease

On September 5, 2007, Cellectar entered into a 36-month lease for office and manufacturing space, commencing September 15, 2007.  The lease provides for the option to extend the lease under its current terms for seven additional two-year terms.  Rent is  $8,050 per month for the first year and then escalates by 3% per year for the duration of the term including any lease extension terms.  The lease also requires the payment of monthly rent of  $1,140 for approximately 3,400 square feet of expansion space.  The monthly rent for the expansion space is fixed until such time as the expansion space is occupied at which time the rent would increase to the current per square foot rate in effect under the original lease terms.  The Company is responsible for certain building-related costs such as property taxes, insurance, and repairs and maintenance.  Rent expense is recognized on a straight-line basis and accordingly the difference between the recorded rent expense and the actual cash payments has been recorded as deferred rent as of each balance sheet dates.  Due to the significant value of leasehold improvements purchased during the initial 3-year lease term and the economic penalty for not extending the building lease, straight-line rent expense and the associated deferred rent has been calculated over 17 years, which represents the full term of the lease, including all extensions.

The Company is required to remove certain alterations, additions and improvements upon termination of the lease that altered a portion of the rentable space.  In no event shall the cost of such removal, at commercially reasonable rates, paid by the Company exceed  $55,000 (“Capped Amount”) and any amount in excess of the Capped Amount shall be the obligation of the landlord.  The Company is required to maintain a certificate of deposit equal to the Capped Amount during the term of the lease, which amount is shown as restricted cash in the accompanying balance sheets.

Effective June 1, 2010, Cellectar entered into a seven-month extension of its office space and effective December 13, 2010 amended the extension to increase the lease extension an additional five-months, expiring May 31, 2011.  In connection with the extension, the monthly rent was adjusted to fifty percent of the rent due immediately prior to the extension and the Company could terminate the lease at the end of a month with 10-day written notice.  The option was retained, prior to May 31, 2011, to further extend the lease through September 14, 2012, in accordance with the original lease terms provided that it pay the unpaid rent for June 1, 2010 through March 31, 2011, based on the original terms of the lease, plus interest at 10% per annum.  As of December 31, 2010,  $45,000 was accrued in the accompanying balance sheet for the unpaid rent and accrued interest.

On April 15, 2011, the Company extended its building lease for the Madison, WI headquarters through September 14, 2012 according to the terms in the original lease and paid all unpaid rent and related accrued interest.

Future minimum lease payments under this non-cancelable lease are approximately  $196,000 and  $124,000 during 2011 and 2012.

As a result of the Acquisition, the Company assumed the lease agreement for Novelos’ office space in Newton, MA, which has a term that is month-to-month and requires monthly rental payments of  $5,300.

Rent expense was  $143,000 and  $117,000 for the nine months ended September 30, 2011 and 2010, respectively,  $159,000 and  $180,000 for the years ended December 31, 2010 and 2009, respectively and  $945,000 from inception to December 31, 2010.

Capital Lease

Certain equipment is leased under a capital lease.  The lease agreement requires monthly principal and interest payments of  $217 and expires on September 3, 2014.  The outstanding obligation is being amortized using a 7% interest rate based on comparable borrowing rates.

The following table provides the estimated future minimum rental payments under all capital leases together with the present value of the net minimum lease payments as of December 31, 2010:

	Minimum lease payments	Less interest	Present value of net minimum lease payments
2011	$2,608	$523	$2,085
2012	2,608	373	2,235
2013	2,608	211	2,397
2014	1,739	45	1,694
	$9,563	$1,152	$8,411

The equipment recorded under capitalized leases is included in fixed assets as of December 31:

	2010	2009

Office equipment	$10,973	$10,973
Less accumulated amortization	(2,928)	(732)
	$8,045	$10,241

Retention Agreements

Following the Acquisition, the Company has retention agreements with each of its four vice presidents, three of such agreements were executed by Novelos during 2010.  The agreements provide for the lump-sum payment of six months’ base salary and benefits to each such officer following a termination without cause or a resignation with good reason occurring on or before November 14, 2011.  Certain of the agreements provide that if the executives were employed with Novelos as of October 1, 2010, they would receive a payment of two months’ base salary as a retention bonus on that date. The retention bonus of  $68,000 was paid in October 2010 and will be deducted from the severance amounts that may become payable upon a subsequent involuntary termination.  The total remaining amount that may become payable to the Company’s executive officers pursuant to the retention agreements is approximately  $350,000.

On May 18, 2011, the Company’s board of directors approved the entry into a retention agreement with each of 5 individuals that were employees of Cellectar at the time of the Acquisition.  The agreements provide for the lump-sum payment of six months’ base salary and benefits following a termination without cause or a resignation with good reason occurring on or before November 18, 2011.  The agreements expire November 18, 2011.

10. COMMITMENTS

Property Lease

Effective September 1, 2010, the Company entered into a six-month extension to its lease for office space, at a rate of  $5,275 per month, expiring February 28, 2011. Rent expense was  $65,000 and  $87,000 for the years ended December 31, 2010 and 2009, respectively. Future minimum lease payments under this non-cancelable lease are approximately  $10,600 during 2011.  After February 28, 2011, the lease may be canceled with 30-day notice by either party.

Royalty Arrangements

The Company is obligated to a Russian company, ZAO BAM, under a royalty and technology transfer agreement. Mark Balazovsky, a director of the Company until November 2006, is the majority shareholder of ZAO BAM. Pursuant to the royalty and technology transfer agreement between the Company and ZAO BAM, the Company is required to make royalty payments of 1.2% of net sales of oxidized glutathione-based products. The Company is also required to pay ZAO BAM  $2 million for each new oxidized glutathione-based drug within eighteen months following FDA approval of such drug.

If a royalty is not being paid to ZAO BAM on net sales of oxidized glutathione products, then the Company is required to pay ZAO BAM 3% of all license revenues. If license revenues exceed the Company’s cumulative expenditures including, but not limited to, preclinical and clinical studies, testing, FDA and other regulatory agency submission and approval costs, general and administrative costs, and patent expenses, then the Company would be required to pay ZAO BAM an additional 9% of the amount by which license revenues exceed the Company’s cumulative expenditures.

As a result of the assignment to Novelos of the exclusive worldwide intellectual property and marketing rights of oxidized glutathione (excluding the Russian Territory), Novelos is obligated to the Oxford Group, Ltd., or its assignees, for future royalties.  Simyon Palmin, a founder of Novelos, a director until August 12, 2008 and the father of the Company’s president and chief executive officer, is president of Oxford Group, Ltd.  Mr. Palmin was also an employee of the Company until September 2008 and performed consulting services through December 2009.  Pursuant to the agreement, as revised May 26, 2005, Novelos is required to pay Oxford Group, Ltd., or its assignees, a royalty in the amount of 0.8% of the Company’s net sales of oxidized glutathione-based products.

Employment Agreements

The Company entered into an employment agreement with Harry Palmin effective January 1, 2006, whereby he agreed to serve as the Company’s president and chief executive officer for an initial term of two years.  The agreement is automatically renewed for successive one-year terms unless notice of termination is provided by either party at least 90 days prior to the end of such term.  The agreement was renewed most recently for an additional one-year term on January 1, 2011 in accordance with its terms.  The agreement provides for an initial salary of  $225,000 in 2006, participation in standard benefit programs and an annual cash bonus at the discretion of the compensation committee.  The agreement further provides that upon resignation for good reason or termination without cause, both as defined in the agreement, Mr. Palmin will receive his pro rata share of the average of his annual bonus paid during the two fiscal years preceding his termination, his base salary and benefits for 11 months after the date of termination and fifty percent of his unvested stock options will vest.  The agreement also contains a non-compete provision, which prohibits Mr. Palmin from competing with the Company for one year after termination of his employment with the Company.

Retention Agreements

On May 14, 2010, the Company entered into retention agreements with each of its four vice-presidents.  The agreements provide for the lump-sum payment of six months’ base salary and benefits to each such officer following a termination without cause or a resignation with good reason occurring on or before November 14, 2011.  The agreements further provide that if the executives remain employed with the Company as of October 1, 2010, they will receive a payment of two months’ base salary as a retention bonus on that date. The retention bonus, an aggregate of  $140,000, was paid in October 2010 and will be deducted from the severance amounts that may become payable upon a subsequent involuntary termination.  Elias Nyberg’s employment was terminated on March 10, 2011, without cause, and he received a payment of approximately  $83,000 pursuant to the executive retention agreement. The agreements expire November 14, 2011.  The total remaining amount that may become payable to the Company’s Named Executive Officers pursuant to the retention agreements is approximately  $86,000 to Christopher Pazoles. Concurrently with the execution of the retention agreements, the employment agreement between the Company and Christopher Pazoles dated July 15, 2005 was terminated.

On May 14, 2010, the Company also entered into retention agreements with each of its three non-executive employees. The agreements provide for the lump-sum payment of six months’ base salary and benefits to each employee following a termination without cause or a resignation with good reason occurring on or before November 14, 2011.  The agreements expire November 14, 2011.

LITIGATION	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
LITIGATION
8.	LITIGATION

A purported class action complaint was filed on March 5, 2010 in the United States District Court for the District of Massachusetts by an alleged shareholder of the Company, on behalf of himself and all others who purchased or otherwise acquired the Company’s common stock in the period between December 14, 2009 and February 24, 2010, against the Company and its President and Chief Executive Officer, Harry S. Palmin.  On October 1, 2010, the court appointed lead plaintiffs (Boris Urman and Ramona McDonald) and appointed lead plaintiffs’ counsel.  On October 22, 2010, an amended complaint was filed.  The amended complaint claims that the Company violated Section 10(b) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder in connection with alleged disclosures related to the Phase 3 clinical trial of NOV-002 for non-small cell lung cancer.  On December 6, 2010, the Company filed a motion to dismiss the complaint with prejudice.  On January 20, 2011, the plaintiffs filed their opposition to our motion and on March 3, 2011, the Company filed its response to their opposition. The motion to dismiss remains pending. The Company believes the allegations are without merit and intends to defend vigorously against the allegations.

On June 28, 2010, the Company received a letter from counsel to ZAO BAM and ZAO BAM Research Laboratories (Russian companies, collectively referred to as “BAM”) alleging that the Company modified the chemical composition of NOV-002 without prior notice to or approval from BAM, constituting a material breach of a technology and assignment agreement the Company had entered into with BAM on June 20, 2000 (the “June 2000 Agreement”).  The letter references the Company’s amendment, submitted to the FDA on August 30, 2005, to its investigational new drug application dated August 1999 as the basis for BAM’s claims and demands the transfer of all intellectual property rights concerning NOV-002 to BAM.  Mark Balazovsky, a director of Novelos from June 1996 until November 2006 and a shareholder of Novelos through at least June 25, 2010, is, to the Company’s knowledge, still the general director and principal shareholder of ZAO BAM.  The Company believes the allegations are without merit and intends to defend vigorously against any proceedings that BAM may initiate as to these allegations. On September 24, 2010, the Company filed a complaint in Suffolk Superior Court seeking a declaratory judgment by the court that the June 2000 Agreement has been replaced by a subsequent agreement between the parties dated April 1, 2005 (the “April 2005 Agreement”), that Novelos’ obligations to BAM are governed solely by the April 2005 Agreement and that the obligations of the June 2000 agreement have been performed and fully satisfied.  On November 29, 2010, BAM answered the complaint, denying the material allegations, and stating its affirmative defenses and certain counterclaims. On January 14, 2011, the Company responded to the counterclaims, denying BAM’s material allegations and stating its affirmative defenses.  The Company believes the counterclaims are without merit and intends to vigorously defend against them.

15.	LITIGATION

Following the Acquisition, the Company is party to certain legal matters that existed with Novelos prior to the Acquisition. The following summarizes the status of those matters.

Class Action

A putative federal securities class action complaint was filed on March 5, 2010 in the United States District Court for the District of Massachusetts by an alleged shareholder of Novelos, on behalf of himself and all others who purchased or otherwise acquired Novelos common stock in the period between December 14, 2009 and February 24, 2010, against Novelos and its President and Chief Executive Officer, Harry S. Palmin.  On October 1, 2010, the court appointed lead plaintiffs (Boris Urman and Ramona McDonald) and appointed lead plaintiffs’ counsel.  On October 22, 2010, an amended complaint was filed.  The amended complaint claims, among other things, that Novelos violated Section 10(b) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder in connection with alleged misleading disclosures related to the progress of the Phase 3 clinical trial of NOV-002 for non-small cell lung cancer.  On December 6, 2010, the defendants filed a motion to dismiss the complaint with prejudice.  On January 20, 2011, the plaintiffs filed their opposition to our motion and on March 3, 2011, the defendants filed their response to the opposition. On June 23, 2011, the motion to dismiss was granted and the case was dismissed without prejudice.  Because the dismissal was without prejudice, the plaintiffs could reinstitute the proceeding by filing an amended complaint.  On August 5, 2011, the plaintiffs filed a second amended complaint realleging that the defendants violated Section 10(b) of the Exchange Act and Rule 10b-5 in connection with alleged misleading disclosures related to the Phase 3 clinical trial for NOV-002 in non-small cell lung cancer. On September 9, 2011, the defendants filed a motion to dismiss the second amended complaint. The plaintiff’s opposition to the motion was filed on October 14, 2011 and the defendants filed a reply brief on November 4, 2011. The Company and Mr. Palmin believe the allegations are without merit and intend to vigorously defend against them.

BAM Dispute

On June 28, 2010, Novelos received a letter from counsel to ZAO BAM and ZAO BAM Research Laboratories (Russian companies, collectively referred to as “BAM”) alleging that it modified the chemical composition of NOV-002 without prior notice to or approval from BAM, constituting a material breach of a technology and assignment agreement Novelos had entered into with BAM on June 20, 2000 (the “June 2000 Agreement”).  The letter references the amendment, submitted to the FDA on August 30, 2005, to Novelos’ investigational new drug application dated August 1999 as the basis for BAM’s claims and demands the transfer of all intellectual property rights concerning NOV-002 to BAM.  Mark Balazovsky, a director of Novelos from June 1996 until November 2006 and a shareholder of Novelos through at least June 25, 2010, is, to our knowledge, still the general director and principal shareholder of ZAO BAM.  On September 24, 2010, Novelos filed a complaint in Suffolk Superior Court seeking a declaratory judgment by the court that the June 2000 Agreement has been replaced by a subsequent agreement between the parties dated April 1, 2005 (the “April 2005 Agreement”), that Novelos’ obligations to BAM are governed solely by the April 2005 Agreement and that the obligations of the June 2000 agreement have been performed and fully satisfied.  On November 29, 2010, BAM answered the complaint, denying the material allegations, and stating its affirmative defenses and certain counterclaims. On January 14, 2011, Novelos responded to the counterclaims, denying BAM’s material allegations and stating its affirmative defenses.  On June 9, 2011, BAM filed an amended counterclaim alleging additional claims related to Novelos’ acquisition of Cellectar.  In that amended counterclaim, BAM alleges that the acquisition evidences Novelos’ abandonment of the technology assigned to it by BAM constituting a breach of the June 2000 Agreement or, if that agreement is determined to no longer be in effect, a breach of the April 2005 Agreement and/or a breach of the implied duty of good faith and fair dealing with respect to the April 2005 Agreement.  On June 15, 2011 the Company filed its response to their amended counterclaim.  On August 5, 2011, the Company filed a motion for judgment on the pleadings as to its declaratory judgment count and all counts of BAM’s amended counterclaim.  The motion was opposed by BAM and a hearing on the motion was held on September 27, 2011. On October 17, 2011, the court ruled on the Company’s behalf for each of its declaratory judgment claims and dismissed all counts of BAM’s counterclaim. Judgment in favor of the Company was entered on October 20, 2011. On November 14, 2011, BAM filed a notice of appeal.

We do not anticipate that these litigation contingencies will have a material impact on the Company’s future financial position, results of operations or cash flows.

11.  LITIGATION

A purported class action complaint was filed on March 5, 2010 in the United States District Court for the District of Massachusetts by an alleged shareholder of the Company, on behalf of himself and all others who purchased or otherwise acquired the Company’s common stock in the period between December 14, 2009 and February 24, 2010, against the Company and its President and Chief Executive Officer, Harry S. Palmin.  On October 1, 2010, the court appointed lead plaintiffs (Boris Urman and Ramona McDonald) and appointed lead plaintiffs’ counsel.  On October 22, an amended complaint was filed.  The amended complaint claims that the Company violated Section 10(b) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder in connection with alleged disclosures related to the Phase 3 clinical trial of NOV-002 for non-small cell lung cancer.  On December 6, 2010, the Company filed a motion to dismiss the complaint with prejudice.  On January 20, 2011, the plaintiffs filed their opposition to our motion and on March 3, 2011, we filed our response to their opposition. Our motion to dismiss remains pending. The Company believes the allegations are without merit and intends to defend vigorously against the allegations.

On June 28, 2010, the Company received a letter from counsel to ZAO BAM and ZAO BAM Research Laboratories (collectively, “BAM”) alleging that the Company modified the chemical composition of NOV-002 without prior notice to or approval from BAM, constituting a material breach of a technology and assignment agreement the Company had entered into with BAM on June 20, 2000 (the “June 2000 Agreement”).  The letter references the Company’s amendment, submitted to the FDA on August 30, 2005, to its investigational new drug application dated August 1999 as the basis for BAM’s claims and demands the transfer of all intellectual property rights concerning NOV-002 to BAM.  Mark Balazovsky, a director of Novelos from June 1996 until November 2006 and a shareholder of Novelos through at least June 25, 2010, is, to the Company’s knowledge, still the general director and principal shareholder of ZAO BAM.  The Company believes the allegations are without merit and intends to defend vigorously against any proceedings that BAM may initiate as to these allegations. On September 24, 2010, the Company filed a complaint in Suffolk Superior Court seeking a declaratory judgment by the court that the June 2000 Agreement has been replaced by a subsequent agreement between the parties dated April 1, 2005 (the “April 2005 Agreement”), that Novelos’ obligations to BAM are governed solely by the April 2005 Agreement and that the obligations of the June 2000 agreement have been performed and fully satisfied.  On November 29, 2010, BAM answered the complaint, denying the material allegations, and stating its affirmative defenses and certain counterclaims. On January 14, 2011, the Company responded to the counterclaims, denying BAM’s material allegations and stating our affirmative defenses.  The Company believes the counterclaims are without merit and intends to vigorously defend against them.

EMPLOYEE RETIREMENT PLAN	9 Months Ended
Sep. 30, 2011
EMPLOYEE RETIREMENT PLAN
16.  EMPLOYEE RETIREMENT PLAN

On January 1, 2009, Cellectar adopted a Safe Harbor defined contribution plan under Section 401(k) of the Internal Revenue Code which covered eligible employees who meet minimum age requirements and allowed participants to contribute a portion of their annual compensation on a pre-tax basis.  Cellectar contributed 3% of each participant’s compensation.  Contributions made for the years ended December 31, 2010 and 2009 were  $23,000 and  $56,000, respectively.  Cellectar paid administrative expenses for the plan of  $3,300 and  $2,800 for the years ended December 31, 2010 and 2009, respectively.  The plan was canceled effective August 30, 2010.

Following the Acquisition, the Company has a defined contribution plan under Section 401(k) of the Internal Revenue Code which allows eligible employees who meet minimum age requirements to contribute a portion of their annual compensation on a pre-tax basis.  The Company has not made any matching contributions under this plan.

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
17.  RELATED PARTY TRANSACTIONS

Jamey Weichert, the Company’s Chief Scientific Officer, director, shareholder and principal founder is a faculty member at the University of Wisconsin-Madison (“UW”).  Cellectar paid  $16,082 to the UW during 2009 for research related activities.

Cellectar made contributions of  $25,000 to the UW Foundation, a not-for-profit, tax-exempt Wisconsin corporation, which serves as the official fundraising and gift-receiving organization for the UW and other donor-designated units of the UW System during the year ended December 31, 2009.  During the nine months ended September 30, 2011, the Company made contributions totaling  $125,000 to the UW Foundation for use towards research activities associated with the development of the Company’s compounds.  No payments were made to UW during the nine months ended September 30, 2010 or the year ended December 31, 2010.

(UNAUDITED) SUPPLEMENTAL PRO FORMA INFORMATION	9 Months Ended
Sep. 30, 2011
(UNAUDITED) SUPPLEMENTAL PRO FORMA INFORMATION
18.  (UNAUDITED) SUPPLEMENTAL PRO FORMA INFORMATION

The table below summarizes net loss for the periods shown as though the Acquisition occurred as of January 1, 2010:

	For the Nine Months Ended September 30,		For the Twelve Months Ended December 31,
	2011	2010	2010

Net loss	$(5,290,519)	$(783,007)	$(1,704,966)

The pro forma net loss has been adjusted for the following:

1)
Elimination of  $165,000,  $266,000, and  $361,000 of interest expense for the nine months ended September 30, 2011 and 2010 and the twelve months ended December 31, 2010, respectively; such amounts relate to interest accrued on the Convertible Notes which were converted immediately prior to the Acquisition (see Note 7) and the Bank Note which was paid in full settlement of the note immediately prior to the Acquisition (see Note 8).

2)
Recognition of a additional BCF of  $463,000 in the nine months ended September 30, 2010 and the year ended December 31, 2010 and the elimination of BCF of  $258,000 in the nine months ended September 30, 2011 in connection with the conversion of the Convertible Notes, which is assumed to have occurred on January 1, 2010 for the purpose of pro forma presentation (see Note 7).

3)
Elimination of Acquisition costs incurred during the nine months ended September 30, 2011 and the twelve months ended December 31, 2010, which are assumed to have been incurred prior to January 1, 2010 for the purpose of presentation in the pro forma statements of operations.

4)	Elimination of $450,000 of investment banking fees incurred upon the consummation of the Acquisition on April 8, 2011 from the nine months ended September 30, 2011.
5)
Elimination of dividends and deemed dividends on Novelos’ preferred convertible stock, which is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.

6)	Elimination of Novelos historical revenue related to the amortization of deferred revenue that was determined to have no fair value in purchase accounting.
7)
Elimination of liquidated damages accrued in 2010 related to Novelos’ convertible preferred stock. The liquidated damages are assumed not to have accrued as the preferred stock is assumed to have been exchanged for common stock at January 1, 2010 in order to reflect the post-acquisition capital structure for the purpose of pro forma presentation.

PROPOSED REVERSE STOCK SPLIT	9 Months Ended
Sep. 30, 2011
PROPOSED REVERSE STOCK SPLIT
19.	PROPOSED REVERSE STOCK SPLIT

On June 30, 2011, the Company held a special meeting of stockholders.  At the meeting, the stockholders approved, among other things, separate amendments to the certificate of incorporation that would effect a reverse split of the Company’s common stock within a range of 1:2 to 1:10, and authorized the Company’s board of directors to determine the ratio at which the reverse split will be effected by filing the appropriate amendment to the certificate of incorporation.  The purpose of the proposed reverse split is to increase the price per share of the Company’s common stock in order to exceed the minimum price per share required to secure a listing on a national securities exchange. On July 1, 2011, the Company filed with the SEC a Registration Statement on Form S-1 for an underwritten public offering of its common stock with proceeds of up to  $15,000,000, excluding the underwriters over-allotment. The Company has applied for listing on the NASDAQ Capital Market under the symbol "NVLT" in connection with the proposed underwritten offering.  An amendment to the registration statement has been filed to reduce the amount of the offering. The Company does not expect to obtain the NASDAQ listing or effect the reverse split in connection with the offering.

COLLABORATION AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
COLLABORATION AGREEMENTS
3.	COLLABORATION AGREEMENTS

In December 2007 the Company entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”). Pursuant to this agreement, Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau (the “Chinese Territory”). The Company has suspended further development of NOV-205; however, this suspension may not impact the development strategy of Lee’s Pharm.  Under the terms of the agreement the Company received a license fee of  $500,000 in March 2008 and is entitled to receive up to  $1,700,000 in future milestone payments upon the completion of development and marketing milestones by Lee’s Pharm. This initial  $500,000 payment received is being amortized over the estimated term of this agreement, 15 years. Accordingly,  $8,333 of license revenue was recognized in each of the three-month periods ended March 31, 2011 and 2010.

The Lee’s Pharm agreement provides that the Company receive royalty payments of 20-25% of net sales of NOV-002 in the Chinese Territory and receive royalty payments of 12-15% of net sales of NOV-205 in the Chinese Territory. Lee’s Pharm is obligated to reimburse the Company for the manufacturing cost of pharmaceutical products provided to Lee’s Pharm in connection with the agreement. Lee’s Pharm has committed to spend a minimum amount on development in the first four years of the agreement. The agreement expires upon the expiration of the last patent covering any of the licensed products, or twelve years from the date of the first commercial sale in China, whichever occurs later.

On February 11, 2009, Novelos entered into a collaboration agreement (the “Collaboration Agreement”) with Mundipharma International Corporation Limited (“Mundipharma”) to develop, manufacture and commercialize, on an exclusive basis, Licensed Products (as defined in the Collaboration Agreement), which includes the Company’s compound, NOV-002, in Europe (other than the Russian Territory), Asia (other than the Chinese Territory) and Australia (collectively referred to as the “Mundipharma Territory”).  Mundipharma is an independent associated company of Purdue Pharma, L.P. (“Purdue”).  The Collaboration Agreement provides for Mundipharma to pay the Company royalties and fixed milestone payments based on sales and commercial launches in the licensed territories.

For countries in which patents are held, the Collaboration Agreement expires on a country-by-country basis within the Mundipharma Territory on the earlier of (1) expiration of the last applicable Novelos patent within the country or (2) the determination that any patents within the country are invalid, obvious or otherwise unenforceable.  For countries in which no patents are held, the Collaboration Agreement expires the earlier of 15 years from its effective date or upon generic product competition in the country resulting in a 20% drop in Mundipharma’s market share.  Novelos may terminate the Collaboration Agreement upon breach or default by Mundipharma.  Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.  If any regulatory approval within the Mundipharma Territory is suspended as a result of issues related to the safety of the Licensed Products, then Mundipharma’s obligations under the Collaboration Agreement will be suspended until the regulatory approval is reinstated.  If that reinstatement does not occur within 12 months of the suspension, then Mundipharma may terminate the Collaboration Agreement.

Concurrently with the execution of the Collaboration Agreement, Novelos completed a private placement of Series E preferred stock and common stock purchase warrants to Purdue.

The Company expects that the negative results of its Phase 3 Trial will adversely affect development and commercialization of NOV-002 under the collaboration agreements with Lee’s Pharm and Mundipharma.

5.	COLLABORATION AGREEMENTS

2007 Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd.

In December 2007 the Company entered into a Collaboration Agreement with Lee’s Pharmaceutical (HK) Ltd. (“Lee’s Pharm”). Pursuant to this agreement, Lee’s Pharm obtained an exclusive license to develop, manufacture and commercialize NOV-002 and NOV-205 in China, Hong Kong, Taiwan and Macau (the “Chinese Territory”). The Company has suspended further development of NOV-205; however, this suspension may not impact the development strategy of Lee’s Pharm.  Under the terms of the agreement the Company received a license fee of  $500,000 in March 2008 and is entitled to receive up to  $1,700,000 in future milestone payments upon the completion of development and marketing milestones by Lee’s Pharm. This initial  $500,000 payment received is being amortized over the estimated term of this agreement, 15 years. Accordingly,  $33,000 of license revenue was recognized in each of the years ended December 31, 2010 and 2009.

The Lee’s Pharm agreement provides that the Company receive royalty payments of 20-25% of net sales of NOV-002 in the Chinese Territory and receive royalty payments of 12-15% of net sales of NOV-205 in the Chinese Territory. Lee’s Pharm is obligated to reimburse the Company for the manufacturing cost of pharmaceutical products provided to Lee’s Pharm in connection with the agreement. Lee’s Pharm has committed to spend a minimum amount on development in the first four years of the agreement. The agreement expires upon the expiration of the last patent covering any of the licensed products, or twelve years from the date of the first commercial sale in China, whichever occurs later.

2009 Collaboration Agreement with Mundipharma

On February 11, 2009, Novelos entered into a collaboration agreement (the “Collaboration Agreement”) with Mundipharma International Corporation Limited (“Mundipharma”) to develop, manufacture and commercialize, on an exclusive basis, Licensed Products (as defined in the Collaboration Agreement), which includes the Company’s lead compound, NOV-002, in Europe (other than the Russian Territory), Asia (other than the Chinese Territory) and Australia (collectively referred to as the “Mundipharma Territory”).  Mundipharma is an independent associated company of Purdue Pharma, L.P. (“Purdue”).  The Collaboration Agreement provides for Mundipharma to pay the Company royalties and fixed milestone payments based on sales and commercial launches in the licensed territories.

For countries in which patents are held, the Collaboration Agreement expires on a country-by-country basis within the Mundipharma Territory on the earlier of (1) expiration of the last applicable Novelos patent within the country or (2) the determination that any patents within the country are invalid, obvious or otherwise unenforceable.  For countries in which no patents are held, the Collaboration Agreement expires the earlier of 15 years from its effective date or upon generic product competition in the country resulting in a 20% drop in Mundipharma’s market share.  Novelos may terminate the Collaboration Agreement upon breach or default by Mundipharma.  Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.  If any regulatory approval within the Mundipharma Territory is suspended as a result of issues related to the safety of the Licensed Products, then Mundipharma’s obligations under the Collaboration Agreement will be suspended until the regulatory approval is reinstated.  If that reinstatement does not occur within 12 months of the suspension, then Mundipharma may terminate the Collaboration Agreement.

Concurrently with the execution of the Collaboration Agreement, Novelos completed a private placement of Series E preferred stock and common stock purchase warrants to Purdue.

The Company expects that the negative results of its Phase 3 Trial will adversely affect development and commercialization of NOV-002 under the collaboration agreements with Lee’s Pharm and Mundipharma.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

Merger Agreement

On April 8, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Cellectar, Inc. (“Cellectar”) and Cell Acquisition Corp. (the “Merger Subsidiary”), a wholly-owned subsidiary of Novelos, pursuant to which Cellectar was merged into the Merger Subsidiary (the “Acquisition”).  As a result of the Acquisition, the Merger Subsidiary, which has been renamed Cellectar, Inc., owns all assets of and operates the business previously owned and operated by Cellectar. Prior to the Acquisition, Cellectar was in the business of developing drugs for the treatment and diagnosis of cancer.  The Company will continue to develop Cellectar’s compounds following the Acquisition.

As consideration for the Acquisition, the former stockholders of Cellectar received aggregate consideration consisting of a number of shares of Novelos common stock constituting, after giving effect to the Acquisition but before giving effect to the concurrent private placement of the Company’s securities described below, approximately 85% of the outstanding shares of Novelos common stock.  Prior to the Acquisition, the Company amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock (the “Reverse Split”).  Immediately following the effectiveness of the Reverse Split, there were 2,959,871 shares of common stock outstanding, and the Company issued 17,001,596 shares of its common stock to the former stockholders of Cellectar upon the effectiveness of the Acquisition.

Rodman & Renshaw, LLC (“Rodman”), financial advisor to Novelos in connection with the Acquisition, received a cash fee of  $250,000 upon the completion of the Acquisition in consideration for their services.  XMS Capital Partners, the financial advisor to Cellectar in connection with the Acquisition, received a cash fee of  $200,000 upon the completion of the Acquisition in consideration for their services.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the accounting acquirer.

Securities Purchase Agreement

Concurrently with the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of  $0.75 per unit, for gross proceeds of approximately  $5,135,000.  The warrants have an exercise price of  $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.

The Securities Purchase Agreement includes a requirement that the Company file with the SEC no later than October 5, 2011, a registration statement covering the resale of the shares of common stock, and the shares of common stock underlying the warrants, issued pursuant to the Securities Purchase Agreement.  The Company is also required to use commercially reasonable efforts to have the registration statement declared effective by December 4, 2011, and to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or the second anniversary of the closing.

In the event the Company fails to file the registration statement within the timeframe specified by the Securities Purchase Agreement, or if it fails to obtain effectiveness of this registration on or prior to the December 4, 2011 (if there is no review by the SEC) or by January 3, 2012 (if there is review by the SEC) with respect to the maximum number of shares permitted to be registered by the SEC, the Company will be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the registration statement is filed or declared effective, as applicable.  The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days, on not more than two occasions, in any 12 month period.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement.

The Company paid to Rodman, the placement agent for the financing, a cash fee equal to  $200,000 and warrants to purchase 192,931 shares of its common stock in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement between Rodman and the Company.  Rodman is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The warrants have the same terms as those issued to the investors in the private placement.

As a result of the financing, warrants to purchase 105,042 shares of common stock at  $10.71 per share, giving effect to the Reverse Split, became exercisable for  $0.75 per share according to their terms. On May 3, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise 27,311 of these warrants.

Changes in Directors and Executive Officers

Effective April 8, 2011, prior to the completion of the Acquisition, Michael J. Doyle, Sim Fass and David B. McWilliams resigned from the Company’s board of directors and their respective committee appointments.

Effective April 8, 2011, as a condition to the completion of the Acquisition, Jamey P. Weichert, Thomas Rockwell Mackie, John Neis, John E. Niederhuber and Michael F. Tweedle were appointed to the Company’s board of directors.  Jamey P. Weichert, Thomas Rockwell Mackie and John Neis previously served on the board of directors of Cellectar.

On April 25, 2011, the Company’s board of directors appointed the following individuals to serve on the following committees of the board of directors.

Howard M. Schneider, John Neis and John E. Niederhuber were appointed to the audit committee of the board of directors.  Mr. Schneider was appointed as the chairman of that committee, a position that he held prior to the Acquisition.

Thomas Rockwell Mackie, James S. Manuso, John Neis and Michael F. Tweedle were appointed to the compensation committee of the board of directors. Dr. Mackie was appointed as the chairman of that committee.

Stephen A. Hill, John E. Niederhuber and James S. Manuso were appointed to the nominating and corporate governance committee of the board of directors.  Dr. Hill was appointed as the chairman of that committee.

Amendment of Certificate of Incorporation

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate to Set Forth Designations, Voting Powers, Preferences, Restrictions and Relative Rights of Series C 8% Cumulative Convertible Preferred Stock.  There had not been any shares of Series C preferred stock outstanding since December 2010.

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate of Designations, Preferences and Rights of Series E Convertible Preferred Stock.  There had not been any shares of Series E preferred stock outstanding since December 2010.

Prior to the closing of the Acquisition on April 8, 2011, the Company amended and restated its certificate of incorporation in order to (a) effect the reverse split; (b) reduce the number of shares of authorized common stock from 750,000,000 to 150,000,000; (c) eliminate the right of the stockholders to act by written consent; and (d) classify the board of directors into three classes.  Class I directors will stand for re-election at the Company’s next annual meeting of stockholders, Class II directors will stand for re-election at the 2012 annual meeting of stockholders, and Class III directors will stand for re-election at the 2013 annual meeting of stockholders.  Thomas Rockwell Mackie, James S. Manuso and John Niederhuber serve as Class I directors, Stephen A. Hill, Michael F. Tweedle and John Neis serve as Class II directors, and Harry S. Palmin, Jamey P. Weichert and Howard M. Schneider serve as Class III directors.

12.	SUBSEQUENT EVENTS

Merger Agreement

On April 8, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Cellectar, Inc. (“Cellectar”) and Cell Acquisition Corp. (the “Merger Subsidiary”), a wholly owned subsidiary of Novelos, pursuant to which Cellectar was merged into the Merger Subsidiary (the “Acquisition”).  As a result of the Acquisition, the Merger Subsidiary, which has been renamed Cellectar, Inc., owns all assets and operates the business previously owned and operated by Cellectar. Prior to the Acquisition, Cellectar was in the business of developing drugs for the treatment and diagnosis of cancer.  The Company will continue to develop Cellectar’s compounds following the Acquisition.

As consideration for the Acquisition, the former stockholders of Cellectar  received aggregate consideration consisting of a number of shares of Novelos common stock constituting, after giving effect to the Acquisition but before giving effect to the concurrent private placement of our securities described below, approximately 85% of the outstanding shares of Novelos common stock.  Prior to the Acquisition, the Company amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock (the “Reverse Split”).  Immediately following the effectiveness of the Reverse Split, there were approximately 2,959,871 shares of our common stock outstanding, and the Company issued 17,001,596 shares of our common stock to the former stockholders of Cellectar upon the effectiveness of the Acquisition.

Rodman & Renshaw, LLC (“Rodman”), financial advisor to Novelos in connection with the Acquisition, received a cash fee of  $250,000 upon the completion of the Acquisition in consideration of their services.  XMS Capital Partners, the financial advisor to Cellectar in connection with the Acquisition, received a cash fee of  $200,000 upon the completion of the Acquisition in consideration of their services.

Securities Purchase Agreement

Concurrently with the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of  $0.75 per unit, for gross proceeds of approximately  $5,135,000.  The warrants have an exercise price of  $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.

The Securities Purchase Agreement includes a requirement that the Company file with the Securities and Exchange Commission (“SEC”) no later than October 5, 2011, a registration statement covering the resale of the shares of common stock, and the shares of common stock underlying the warrants, issued pursuant to the Securities Purchase Agreement.  The Company is also required to use our commercially reasonable efforts to have the registration statement declared effective by December 4, 2011, and to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”) until the earlier of the date when all the registrable securities covered by the registration statement have been sold or the second anniversary of the closing.

In the event the Company fails to file the registration statement within the timeframe specified by the Securities Purchase Agreement, or if it fails to obtain effectiveness of this registration on or prior to the December 4, 2011 (if there is no review by the SEC) or by January 3, 2012 (if there is review by the SEC) with respect to the maximum number of shares permitted to be registered by the SEC, the Company will be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the registration statement is filed or declared effective, as applicable.  The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days, on not more than two occasions, in any 12 month period.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement.

The Company paid to Rodman, the placement agent for the financing, a cash fee equal to  $200,000 and warrants to purchase 192,931 shares of its common stock in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement between Rodman and the Company.  Rodman is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The warrants have the same terms as those issued to the investors in the private placement.

Changes in Directors and Executive Officers

Effective April 8, 2011, prior to the completion of the Acquisition, Michael J. Doyle, Sim Fass and David B. McWilliams resigned from the Company’s board of directors and their respective committee appointments.

Effective April 8, 2011, as a condition to the completion of the Acquisition, Jamey P. Weichert, Thomas Rockwell Mackie, John Neis, John E. Niederhuber and Michael F. Tweedle were appointed to the Company’s board of directors.  Committee assignments have not yet been determined.  Jamey P. Weichert, Thomas Rockwell Mackie and John Neis, previously served on the board of directors of Cellectar.

Amendment of Certificate of Incorporation

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate to Set Forth Designations, Voting Powers, Preferences, Restrictions and Relative Rights of Series C 8% Cumulative Convertible Preferred Stock.  There had not been any shares of Series C preferred stock outstanding since December 2010.

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate of Designations, Preferences and Rights of Series E Convertible Preferred Stock.  There had not been any shares of Series E preferred stock outstanding since December 2010.

Prior to the closing of the Acquisition on April 8, 2011, the Company amended and restated its certificate of incorporation in order (a) to effect the reverse split; (b) to reduce the number of shares of our authorized common stock from 750,000,000 to 150,000,000; (c) to eliminate the right of the stockholders to act by written consent; and (d) to classify the board of directors into three classes.  Class I directors will stand for re-election at the Company’s next annual meeting of stockholders, Class II directors will stand for re-election at the 2012 annual meeting of stockholders, and Class III directors will stand for re-election at the 2013 annual meeting of stockholders.  Thomas Rockwell Mackie, James S. Manuso and John Niederhuber serve as Class I directors, Stephen A. Hill, Michael F. Tweedle and John Neis serve as Class II directors, and Harry S. Palmin, Jamey P. Weichert and Howard M. Schneider serve as Class III directors.